[NUVEEN LOGO]

Balanced
Municipal and Stock Fund


[PHOTO OF COUPLE APPEARS HERE]


Prospectus
August 1, 1996,
as updated
June 1, 1997

--------------------------------------------------------------------------------
INVESTING IN NUVEEN MUTUAL FUNDS
Since our founding in 1898, John Nuveen & Co. has been synonymous with invest-ments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and finan-cial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value-investing -- purchasing the securities of strong companies at an attrac-tive price -- is the cornerstone of Nuveen's investment philosophy. That's why we've enlisted Institutional Capital Corporation (ICAP) as the equity portfolio manager for the Nuveen Balanced Municipal and Stock Fund. ICAP, like Nuveen, is a conservative, research-driven investment manager that invests for value. With this fund, Nuveen and ICAP seek to help you build capital and grow tax-free income, helping offset the effects of inflation.

This prospectus describes in detail the investment objectives, policies and risks of the Nuveen Balanced Municipal and Stock Fund. We invite you to discuss the contents with your financial adviser, or you may call us at 800-621-7227 for additional information.

--------------------------------------------------------------------------------
NUVEEN BALANCED MUNICIPAL AND STOCK FUND

Prospectus
August 1, 1996, as updated June 1, 1997

The NUVEEN BALANCED MUNICIPAL AND STOCK FUND (the "Fund") is a mutual fund that seeks to provide over time an attractive after-tax total return through a combination of federally tax-exempt income and long-term capital appreciation, and preservation of capital in adverse markets. The Fund pursues this objective by investing in a diversified portfolio of securities consisting of investment grade quality municipal obligations and equity securities of domestic companies with market capitalizations of at least $500 million. The Fund is designed to offer you a tax-conscious investment strategy that reduces taxable distribu-tions and offers a balance between after-tax total returns and capital preser-vation.

The Fund offers you Flexible Purchase Options, which provide the flexibility to purchase Fund shares in the same manner you typically make other mutual fund investments. You may choose from one of four alternative classes of Fund shares (Classes A, B, C and R), each with a different combination of sales charges, ongoing fees, eligibility requirements, and other features. Your financial adviser will be able to assist you in determining which share class is best for you. See "Flexible Purchase Options," "How to Buy Fund Shares" and "Summary of Fund Expenses."

The Fund is a series of The Nuveen Investment Trust (the "Trust"). This Prospectus contains information you should know before investing in the Fund. Please retain it for future reference. You can find more detailed information about the Fund in the Statement of Additional Information dated August 1, 1996, as updated February 1, 1997, and as amended from time to time. For a free copy of this Statement, write to the Nuveen Mutual Funds, 333 West Wacker Drive, Chicago, IL 60606, or call Nuveen toll-free at 800-621-7227. The Statement has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


--------------------------------------------------------------------------------

     CONTENTS
   3 SUMMARY OF FUND EXPENSES
   4 FINANCIAL HIGHLIGHTS
   4 SUMMARY INFORMATION ABOUT THE FUND
      4 INVESTMENT OBJECTIVE
      4 HOW THE FUND PURSUES ITS OBJECTIVE
      5 THE BENEFITS OF BALANCING STOCKS
          WITH MUNICIPAL BONDS
      6 HOW TO DETERMINE IF THE FUND IS
          RIGHT FOR YOU
      7 FUND FEATURES AND BENEFITS
      7 RISKS AND SPECIAL CONSIDERATIONS
      8 WHO IS RESPONSIBLE FOR THE
          OPERATION OF THE FUND?
   8 ADDITIONAL INFORMATION ABOUT THE
     FUND'S INVESTMENTS
  11 FLEXIBLE PURCHASE OPTIONS
  12 HOW TO BUY FUND SHARES
  17 DISTRIBUTION AND SERVICE PLAN
  17 HOW TO REDEEM FUND SHARES
  19 MANAGEMENT OF THE FUND
  20 HOW THE FUND SHOWS PERFORMANCE
  20 DISTRIBUTIONS AND TAXES
  21 TAX MATTERS
  21 NET ASSET VALUE
  22 GENERAL INFORMATION



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES

The purpose of the tables below is to help you understand all expenses and fees that you would bear directly or indirectly as a Fund shareholder. The percent-ages shown are estimated for the current fiscal year. Actual fees and expenses may be greater or less than those shown. An example of how the expenses work follows these tables.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION
EXPENSES (AS A PERCENT
OF OFFERING PRICE)(1)                       CLASS A  CLASS B CLASS C CLASS R(2)
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases   5.25%(3) None    None    None
Maximum Sales Charge Imposed on Reinvested
Dividends                                   None     None    None    None
Exchange Fees                               None     None    None    None
Deferred Sales Charge (as a percentage of
lesser of purchase price or redemption
proceeds)                                   None(4)  5%(5)   1%(6)   None

--------------------------------------------------------------------------------

----------------------------------------------------------------
ANNUAL FUND OPERATING
EXPENSES (AS A PERCENT OF
AVERAGE DAILY NET ASSETS)        CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------
Management Fees                     .75%    .75%    .75%    .75%
Rule 12b-1 Fees(7)                  .25%   1.00%   1.00%    None
Other Operating Expenses (after
reimbursement)(8)                   .10%    .10%    .10%    .10%
----------------------------------------------------------------
Total Expenses                     1.10%   1.85%   1.85%    .85%

--------------------------------------------------------------------------------

(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their mate-rials for details.

(2) Class R Shares are available for purchase only under certain limited circumstances, or by specified classes of investors. See "How to Buy Fund Shares--Class R Shares."

(3) Reduced sales charges apply to purchases of $50,000 or more. See "How to Buy Fund Shares--Class A Shares."

(4) Certain Class A purchases at net asset value of $1 million or more may be subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase. See "How to Buy Fund Shares--Class A Shares."

(5) Class B Shares redeemed within six years of purchase are subject to a contingent deferred sales charge of 5% during the first year, 4% during the second and third years, 3% during the fourth year, 2% during the fifth year, and 1% during the sixth year.

(6) Class C Shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(7) Class A, Class B and Class C Shares are subject to an annual service fee of .25% of the average daily net assets to compensate Authorized Dealers for ongoing account services. In addition, Class B and Class C Shares are subject to annual distribution fees of .75% of the average daily net assets to reim-burse Nuveen for costs in connection with the sale of Fund shares. See "Distri-bution and Service Plan." Long-term holders of Class B and Class C Shares may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Rules of Fair
Practice.

(8) The investment adviser has agreed to waive fees and reimburse expenses through July 31, 1997 in order to prevent Total Expenses (excluding any distri-bution or service fees and extraordinary expenses) from exceeding .85% of the average daily net asset value of any class of Fund shares. Absent reimburse-ment, "Other Operating Expenses" are estimated to be .25%.

EXAMPLE*

For the Fund, you would pay the following expenses on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemp-tion at the end of each time period:

--------------------------------------------------------------------------------

                                      1 YEAR                                                     3 YEARS
--------------------------------------------------------------------------------------------------------
Class A                               $63                                                        $86
Class B**                             $58                                                        $90
Class C***                            $19                                                        $58
Class R                               $ 9                                                        $27
--------------------------------------------------------------------------------------------------------

*This example does not represent past or future expenses, which may be greater or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in this example. This example assumes that the percentage amounts listed under Annual Operating Expenses remain the same in each of the periods. For additional information about the Fund's fees and expenses, see "Distribution and Service Plan" and "Management of the Fund."

**Assumes that the shareholder redeemed on the first day of the next year and the contingent deferred sales charge was applied as follows: 1 year (4%) and 3 years (3%). If instead the shareholder had redeemed on the last day of the prior year, the expenses would have been as follows: 1 year $68 and 3 years $100. See "How to Buy Fund Shares--Class B Shares."

***Assumes that the shareholder redeemed on the first day of the second year and the contingent deferred sales charge was not applicable for any of the periods shown. If instead the shareholder had redeemed on the last day of the first year, the expenses in the first year would have been $29. See "How to Buy Fund Shares--Class C Shares."


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial information has been derived from the unaudited finan-cial statements of the Fund which are included in the Statement of Additional Information and should be read in conjunction with these financial statements and related notes.

---------- ---------------------------------  ----------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                            Net
                                         Realized              Distribu-
                                        and Unreal- Dividends    tions
                   Beginning    Net      ized Gain   from Net    from     Ending
  Period Ending    Net Asset Investment (Loss) From Investment  Capital  Net Asset
   December 31,      Value   Income(b)  Investments   Income     Gains     Value
 ----------------  --------- ---------- ----------- ---------- --------- ---------
 CLASS A (8/96)
 1996(d)            $20.000    $.242      $1.281      $(.129)   $(.054)   $21.340
--------------------------------------------------------------------------------------
 CLASS B (8/96)
 1996(d)             20.000     .180       1.294       (.090)    (.054)    21.330
--------------------------------------------------------------------------------------
 CLASS C (8/96)
 1996(d)             20.000     .180       1.294       (.090)    (.054)    21.330
--------------------------------------------------------------------------------------
 CLASS R (8/96)
 1996(d)             20.000     .262       1.253       (.141)    (.054)    21.320
--------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment              Average
                               Ending   Expenses to   Income to   Portfolio Commission
  Period Ending      Total   Net Assets Average Net    Average    Turnover     Rate
   December 31,    Return(a) (millions)  Assets(b)  Net Assets(b)   Rate     Paid(c)
------------------ --------- ---------- ----------- ------------- --------- ----------
 CLASS A (8/96)
 1996(d)             7.72%     $    9      1.10%+       3.01%+        30%     $.0273
--------------------------------------------------------------------------------------
 CLASS B (8/96)
 1996(d)             7.38           9      1.85+        2.24+         30       .0273
--------------------------------------------------------------------------------------
 CLASS C (8/96)
 1996(d)             7.38           9      1.85+        2.24+         30       .0273
--------------------------------------------------------------------------------------
 CLASS R (8/96)
 1996(d)             7.78       6.370       .85+        3.24+         30       .0273
--------------------------------------------------------------------------------------

+Annualized.

(a) Total returns are calculated on net asset value without any sales charge and are not annualized.

(b) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Institutional Advisory Corp.

(c) Average commission rate paid on equity portfolio transactions. Commissions paid are included in the cost of the securities.

(d) From commencement of class operations as noted through the semi-annual period ending December 31, 1996.

--------------------------------------------------------------------------------
SUMMARY INFORMATION ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The Fund seeks to provide over time an attractive after-tax total return through a combination of capital appreciation and federally tax-exempt income and capital preservation in adverse markets. The investment objective may not be changed without shareholder approval. There is no assurance that this objec-tive will be realized.

--------------------------------------------------------------------------------
HOW THE FUND PURSUES ITS OBJECTIVE
The Fund invests in a conservative mix of equities and tax-exempt securities. The Fund will seek capital growth primarily through its equity investments. The Fund invests in tax-exempt securities in order to reduce risk and preserve capital, and to provide monthly current income exempt from regular federal income tax. Dividends earned on the Fund's equity investments are distributed annually and are taxable as ordinary income. Please see "Additional Information About the Fund's Investments" for a more detailed discussion.

The Fund's equity portfolio manager, Institutional Capital Corporation ("ICAP"), pursues a value-oriented approach to select equity securities for the equity portion of the Fund's investment portfolio. Equity securities are initially screened using proprietary valuation models on the basis of each security's relative price-earnings ratio and earnings stability. ICAP then conducts extensive company research on the securities that pass this initial screen in order to identify those securities with a clear company-specific or thematic catalyst which ICAP believes will trigger significant price apprecia-tion over a defined nine to eighteen month period. The most attractive 40-45 securities identified are purchased by ICAP for the Fund's investment portfo-lio. ICAP then monitors the performance of its investments closely; if an investment underperforms expectations and ICAP's expectations of the invest-ment's future performance potential no longer meet its original purchase crite-ria, ICAP will quickly replace the security in order to prevent continued underperformance.

The Fund's municipal portfolio manager, Nuveen Institutional Advisory Corp. ("NIAC"), pursues a value-oriented approach to select municipal securities for the fixed-income portion of the Fund's investment portfolio. The Fund invests only in investment-grade quality municipal securities, and diversifies geographically and across different municipal sectors in order to further reduce risk. The Fund seeks to moderate its exposure to interest rates by purchasing municipal securities having a broad range of effective maturities in order to create and maintain a diversified portfolio with intermediate charac-teristics. In so doing, the Fund seeks to prudently balance over economic cycles the Fund's exposure to interest rates and its ability to provide stable current income exempt from regular federal income tax.

NIAC selects municipal securities on the basis of its evaluation of each security's relative value in terms of current yield, price, credit quality and future prospects. When


--------------------------------------------------------------------------------
making investment decisions, NIAC utilizes the resources of Nuveen's award-winning research team of more than 30 professionals dedicated exclusively to following the municipal markets. On a daily basis, Nuveen's research analysts prepare credit reviews of individual municipal securities available for purchase, monitor the continued creditworthiness of the Fund's current munic-ipal portfolio, and analyze economic, political and demographic trends affecting the municipal markets. By emphasizing fundamental research and continuous monitoring of investments, NIAC seeks to identify those municipal securities that over time offer the best value consistent with the Fund's investment objective.

Over time, the Fund may gradually shift the mix of its investment portfolio in order to emphasize capital appreciation in favorable markets and capital pres-ervation in adverse markets. The Fund will shift its asset mix within defined ranges for each investment category in response to changing market conditions, and will rebalance when necessary in order to prevent the portfolio's invest-ment mix from moving outside these defined ranges under normal market condi-tions.

--------------------------------------------------------------------------------
THE BENEFITS OF BALANCING STOCKS WITH MUNICIPAL BONDS

The Fund commenced investment operations in August 1996. Through a tax-conscious, balanced strategy the Fund seeks to provide the growth potential of stocks with less risk than an all-stock fund, as well as the benefits of stable current income exempt from regular federal income tax. The benefits of balancing stocks with municipal bonds in an investment portfolio can be seen in the chart below, which represents the returns and risk of a hypothetical balanced investment portfolio.


                           [LOGO CHART APPEARS HERE]

              BALANCING STOCKS WITH MUNICIPAL BONDS 1/80 -- 12/95

                                        Average Amount        Variability of
                                        Total Return(%)         Returns(%)
Before-Tax
  100% Municipals
  40% Stocks/60% Municipals
  100% Stocks

After-Tax
  100% Municipals
  40% Stocks/60% Municipals
  100% Stocks

            Before-tax                              After-tax
Variability of     Average Annual       Variability of     Average Annual
Returns (%)        Total Return (%)     Returns (%)        Total Return (%)

    14.81%                  15.80%          15.04%                  11.26%
    14.23%                  15.50%          14.45%                  11.15%
    13.67%                  15.18%          13.89%                  11.04%
    13.12%                  14.87%          13.34%                  10.92%
    12.60%                  14.54%          12.81%                  10.80%
    12.10%                  14.21%          12.30%                  10.67%
    11.63%                  13.88%          11.82%                  10.54%
    11.18%                  13.53%          11.36%                  10.41%
    10.77%                  13.19%          10.94%                  10.28%
    10.40%                  12.84%          10.56%                  10.14%
    10.06%                  12.48%          10.21%                  10.01%
     9.77%                  12.12%           9.91%                   9.86%
     9.53%                  11.76%           9.65%                   9.73%
     9.35%                  11.39%           9.45%                   9.58%
     9.21%                  11.02%           9.31%                   9.42%
     9.14%                  10.63%           9.22%                   9.26%
     9.12%                  10.24%           9.19%                   9.09%
     9.17%                   9.86%           9.21%                   8.93%
     9.27%                   9.47%           9.30%                   8.76%
     9.42%                   9.07%           9.45%                   8.57%
     9.64%                   8.67%           9.65%                   8.38%

Stock returns are represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), a widely-recognized, unmanaged index of common stock prices. S&P 500 returns assume reinvestment of all dividends paid by the stocks included in the index, but do not include brokerage commissions or other fees an investor would incur by investing in the portfolio of stocks comprising the index. Municipal bond returns are represented by the Lehman 10-Year Munic-ipal Bond Index (the "Lehman 10-Year Index"), an unmanaged index of fixed-rate, investment grade municipal bonds with maturities from 8 to 12 years that reflect the overall municipal bond marketplace. Lehman 10-Year Index returns are available beginning in January 1980 and assume reinvestment of all coupon income on the bonds included in the index. For purposes of calculating after-tax returns, portfolio turnover in each asset class was assumed to equal the projected portfolio turnover rates of those classes in the Fund. Ordinary income was taxed at the highest marginal tax rate of 39.6% and realized capital gains were taxed at the long-term individual rate of 28%. All returns used in the chart above are quarterly returns.

The foregoing example depicts the performance of unmanaged indices and does not depict the performance of the Fund or of any investment product managed by NIAC or ICAP. There can be no assurance that the return and risk characteristics of the municipal and equity markets in the future will resemble those in the past; nor can there be assurance that the Fund's future performance will be compa-rable to that of those indices.

The Fund's balanced portfolio of municipal bonds and stocks is designed to build capital and grow tax-free income over time. The following chart illus-trates that, over the past twenty years, a hypothetical $10,000 investment made on April 1, 1977 with gains compounded would have grown to over $29,100--an increase of 192%. Over the same period, annual tax-free income would have increased by 158%. By compounding both income and gains, annual tax-free income would have increased even further through the power of tax-free compounding--by 543%.

                      Growing Capital Fuels Income Growth

                         [LOGO BAR CHART APPEARS HERE]


                                               4/77           3/97
Capital Growth
  Initial Investment                           $10,000
  With Gains Reinvested                                       $29,156  192%
  With Gains and Income Reinvested                            $73,855  639%


                                                Year 1        Year 20
Tax-Free Income
  Initial Income                                $255
  With Gains Reinvested                                       $658    +158%
  With Gains and Income Reinvested                            $1,640  +543%



The performance illustrations above and on the following page are based upon a hypothetical $10,000 investment in a fixed 60%/40% mix of municipal bonds and stocks.


--------------------------------------------------------------------------------

Municipal bond returns reflect the returns on the Lehman 10-Year Index. Stock returns reflect the returns on the ICAP Equity Only Composite, a composite of the private accounts managed by ICAP with investment objectives, policies and strategies substantially similar to that used by ICAP in managing the equity portion of the Fund's investment portfolio. Performance results take into account sales charges and projected Class A operating expenses as summarized in the Summary of Fund Expenses, but do not reflect the taxes a shareholder would incur on income or capital gain distributions with an actual fund investment. The foregoing example depicts the performance of an unmanaged index in combina-tion with the performance of the ICAP Equity Only Composite and should not be interpreted as indicative of the Fund's future performance. Further, the historical relationship between municipal bonds and stocks may be different in the future, and there can be no assurance that actual Fund performance will be comparable to the hypothetical performance results shown.

Diversification is a time-tested strategy that can help protect an investment over time. Because the prices of stocks and bonds often move in different directions as market conditions change, a balanced investment of municipal bonds and stocks can help reduce risk and preserve the capital which is a source of future income.

Over the past 20 years, there have been four periods in which the stock market declined by more than 10% and there have been four periods in which the bond market declined by more than 5%. The following charts show that during these drops in either the stock or bond markets, an investment in the hypothetical balanced portfolio of municipal bonds and stocks would have provided signifi-cantly greater capital protection than a portfolio of stocks or bonds alone.

                         [LOGO BAR CHART APPEARS HERE]

                    Preserving Capital When Stocks Decline

                       Stocks     60% Muni/40% ICAP
1/77 - 3/78            -11.75%          2.08%
4/81 - 6/82            -13.47%         -2.21%
10/87 - 12/87          -22.63%         -3.97%
7/90 - 9/90            -13.78%         -4.80%


                         [LOGO BAR CHART APPEARS HERE]

                     Preserving Capital When Bonds Decline

                        Bonds     60% Muni/40% ICAP
1/80 - 3/80            -14.08%         -11.71%
7/80 - 12/81           -21.39%          -7.38%
4/87 - 9/87             -5.88%           2.90%
1/94 - 4/94             -7.38%          -4.22%


Stock returns are represented by the S&P 500. Municipal bond returns are repre-sented by the Lehman 10-Year Index. The historical relationship between the performance of municipal bonds and stocks may be different in the future. The foregoing illustrations are not intended to predict future Fund performance.


--------------------------------------------------------------------------------
HOW TO DETERMINE IF THE FUND IS RIGHT FOR YOU

WHO SHOULD INVEST

The Fund may be a suitable investment if:

 . you are a tax-conscious investor seeking to reduce the impact of taxes on your investment returns

 . you are seeking the growth potential of stocks but are concerned about the higher risks of mutual funds investing only in stocks

 . you are seeking the growth potential of stocks yet also desire capital pres-ervation and current tax-free income

 . you are looking for a balanced approach to achieving your financial goals in a single investment

 .  you have a long-term investment horizon

WHO SHOULD NOT INVEST

The Fund may not be a suitable investment if:

 .  you are looking for a balanced mutual fund for a tax-deferred account

 .  you are unwilling to accept some fluctuations in share price

 .  you have a short-term investment horizon


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND FEATURES AND BENEFITS

LOW MINIMUM INVESTMENT

You can start your investment with a low initial purchase of $3,000 ($1,000 for an Individual Retirement Account) in a particular share class. Additional investments can be made for as little as $50. Exceptions to these minimums are made for participants in the Fund's automatic deposit, group purchase or rein-vestment programs. See "How to Buy Fund Shares" for more details.

FLEXIBLE PURCHASE OPTIONS

The Fund offers four classes of shares--Classes A, B, C and R. Each class offers a different combination of sales charges, ongoing fees, eligibility requirements and other features. This permits you and your financial adviser to choose the share class which best meets your investment needs. You and your adviser will want to consider:

 .  the amount of your current investment

 .  current holdings in the Fund

 .  length of time you expect to hold the shares

 .  timing and amount of any future Fund investments

 .  other relevant information

See "Flexible Purchase Options," "How to Buy Fund Shares" and "How to Redeem Fund Shares" for further discussion of the Fund's flexible purchase options.

EXCHANGE PRIVILEGE

Shares of the Fund may be quickly and easily exchanged by telephone, without a sales charge, for shares of the same or equivalent class of any other Nuveen Mutual Fund or for shares of certain Nuveen money market funds.

DIVIDEND REINVESTMENT

All income dividends or capital gains paid with respect to each class of shares will be reinvested automatically into additional shares of the same class without a sales charge, unless you elect to receive them in cash.

INVESTMENT OF NUVEEN UNIT TRUST DISTRIBUTIONS

Distributions from any Nuveen Unit Trust may be used to buy Class A Shares of the Fund without a sales charge.

AUTOMATIC DEPOSIT AND WITHDRAWAL PLANS

The Fund offers a number of options to help you manage additions to, and with-drawals from, your account. These include automatic deposit, direct deposit and payroll deduction plans for adding to your account on a regular basis. If you need periodic withdrawals, and own shares totaling $10,000 or more, you can arrange to have $50 or more sent directly from your account monthly or quar-terly.

ELECTRONIC FUND TRANSFERS

Nuveen's Fund Direct lets you link your Fund account to your account at a bank or other financial institution. You may use Fund Direct to transfer money elec-tronically between accounts, to purchase shares by phone, to invest through an automatic deposit plan, or to send payments directly to your bank account.

TELEPHONE REDEMPTION

You may establish free telephone redemption privileges for your account.

EASY LIQUIDITY

You may redeem all or some of your Fund shares on any business day at the then net asset value. Class B and Class C Shares, as well as certain Class A purchases of $1 million or more at net asset value, may be subject to a contin-gent deferred sales charge upon redemption. See "How to Redeem Fund Shares."

--------------------------------------------------------------------------------
RISKS AND SPECIAL CONSIDERATIONS

You should consider certain other factors about the Fund before investing. The value and market risk of the Fund's investment portfolio will tend to vary with changes in its asset allocations among investment classes and changes in the municipal and equity markets. The Fund's investments in municipal bonds will be subject to interest rate and credit risk. In general, the market value of the Fund's investments in municipal bonds will increase when interest rates decline and decrease when interest rates rise. In addition, the Fund's investments in stocks will be subject to equity market risk, i.e. the risk that equity prices could decline over short or even extended periods. The equity markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. Although the prices of fixed-income and equity securities often rise and fall at different times so that a fall in price of one will be offset by a rise in, or at least buffered by price stability in, the other, prices in the two markets often move in tandem. Accordingly, the Fund should be considered a long-term investment, designed to provide the best results when held for a multi-year period. The Fund may not be suitable if you have a short-term investment horizon. In addition, investments by the Fund in American Depository Receipts ("ADRs") of foreign companies involve opportunities and risks not typically associated with investing in U.S. companies. There are special risks associated with options and futures transactions. See "Additional Information About the Fund's Investments."


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHO IS RESPONSIBLE FOR THE OPERATION OF THE FUND?

The following organizations work together to provide the services and features offered by the Fund:

--------------------------------------------------------------------------------

ORGANIZATION              FUNCTION                        DUTIES
-------------------------------------------------------------------------------------
John Nuveen & Co.         Fund Sponsor and                Sponsors and manages
Incorporated              Principal                       the offering of Fund shares
("Nuveen")                Underwriter
Nuveen                    Fund Manager;                   Manages the Fund's
Institutional             Municipal                       municipal portfolio,
Advisory Corp.            Portfolio Manager               oversees the Fund's
("NIAC")                                                  equity portfolio manager,
                                                          manages the Fund's
                                                          business affairs and
                                                          provides day-to-day
                                                          administrative services to
                                                          the Fund
Institutional             Equity Portfolio                Manages the Fund's
Capital                   Manager                         equity investment
Corporation                                               portfolio
("ICAP")
Shareholder               Transfer Agent;                 Maintains shareholder
Services, Inc.            Shareholder                     accounts, handles share
("SSI")                   Services Agent;                 redemptions and exchanges
                          Dividend                        and dividend
                          Paying Agent                    payments
The Chase                 Custodian                       Maintains custody of
Manhattan                                                 the Fund's investments
Bank ("Chase")                                            and provides certain
                                                          accounting services to the
                                                          Fund
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

HOW THE FUND DIVERSIFIES ITS INVESTMENT PORTFOLIO

The Fund's investment portfolio will be invested in a diversified portfolio of Equity Securities and Municipal Obligations. The Fund's target investment mix is 60% Municipal Obligations, 35% Equity Securities and 5% cash equivalents, reflecting the Fund's anticipated average allocation of its investment port-folio over a full market cycle. The Fund may gradually shift the allocation of the investment portfolio in order to emphasize capital appreciation in favor-able market environments and capital preservation in adverse market environ-ments. The Fund will shift its investment mix within defined ranges for each asset category based upon each category's relative risk and reward characteris-tics. The Fund will also rebalance its investment portfolio when necessary in order to prevent the Fund's investment mix from moving outside defined ranges for each asset category under normal market conditions. The table below summa-rizes the Fund's target investment mix and the allowable range for each asset category.

--------------------------------------------------------------------------------

                                              TARGET                               ALLOWABLE
ASSET CATEGORY                        INVESTMENT MIX                                   RANGE
--------------------------------------------------------------------------------------------
Equity Securities                                35%                                 30%-50%
Municipal Obligations                            60%                                 50%-70%
Cash Equivalents                                  5%                                  0%-10%
--------------------------------------------------------------------------------------------

The Fund's Board of Trustees from time to time may also adjust the Fund's target investment mix and the allowable range for each asset category if, after consultation with NIAC and ICAP, the Board determines that such a change is in the best interests of shareholders, provided, however, that the minimum allow-able allocation for Municipal Obligations may not be set below 50%.

During temporary defensive periods, the Fund may invest any percentage of its assets in temporary investments, as described below under "Temporary Invest-ments." During such periods, which may occur at a time when the Fund would otherwise rebalance its investment mix, the proportion of the Fund's assets invested in an asset category may fall outside the allowable range for that asset category.

HOW THE FUND SELECTS INVESTMENTS

As equity portfolio manager, ICAP selects equity securities on the basis of its evaluation of each security's relative value in terms of projected relative price-earnings ratios and earnings stability. When making investment decisions, ICAP develops an economic framework (including an interest rate, inflation, and business cycle outlook) and analyzes strategic economic and/or industry themes to identify appropriate investments. ICAP uses a variety of proprietary research techniques and computer models to search for equity securities believed to possess the best relative value based on proprietary price/earnings projections and an analysis of earnings stability. Furthermore, a clear cata-lyst must exist, either stock-specific, industry or economic, which ICAP believes will trigger significant price appreciation within a definable period. In order to enhance its internal research, ICAP also utilizes a wide variety of external sources for investment information including recognized strategists, economists, technical and fundamental analysts, corporate executives, and industry sources.

For each investment, ICAP establishes an upside price target and a downside risk potential. This strategy allows for continuous monitoring of fundamental conditions and stock price performance. Although ICAP typically expects the investment potential of each investment to be realized over a nine to eighteen month time period, it is not unusual for equities to be held for a longer period if justified by their potential future performance. Investments that underperform expectations are reviewed intensively. If the risk/reward profile of a particular investment becomes unattractive or the reasons for owning the security no longer appear valid, the investment typically is sold expeditiously to avoid continued underperformance.

The Fund's municipal portfolio manager, Nuveen Institutional Advisory Corp. ("NIAC"), pursues a value-oriented approach for selecting municipal securities for the Fund's investment portfolio. The Fund invests only in investment-grade quality Municipal Obligations, and diversifies geographically and across different municipal sectors in order to further reduce risk. The Fund seeks to moderate its exposure to interest rates by purchasing Municipal Obligations having a range of effective remaining maturities in order to create and main-tain a diversified portfolio with overall performance characteristics similar to an otherwise comparable portfolio of intermediate-term municipal securities. In so doing, the Fund seeks to prudently balance over economic cycles the Fund's exposure to interest rates and its ability to provide stable current income exempt from regular federal income tax.


--------------------------------------------------------------------------------

The Fund will invest substantially all (in excess of 80%) of its assets allo-cated to municipal investments in a portfolio of Municipal Obligations with effective remaining maturities of no more than 15 years. The Fund will actively manage the effective remaining maturities of the Municipal Obligations in the Fund's investment portfolio, and will adjust its holdings of Municipal Obliga-tions in response to prevailing market conditions in order to preserve the portfolio's intermediate characteristics and insure that at all times substan-tially all of the Municipal Obligations in which the Fund invests continue to have a remaining effective maturity of no more than 15 years.

The Fund's foregoing policy of investing in Municipal Obligations with effec-tive remaining maturities of no more than 15 years will not limit the stated or nominal maturities of the Municipal Obligations in which the Fund invests. The effective remaining maturity of a Municipal Obligation may be shorter than its stated maturity as a result of the coupon, the actual or expected payment schedule, or other terms or conditions of an issue that cause the security to trade and therefore have the risk of price fluctuation similar to an otherwise comparable, but shorter-maturity, security. For example, a Municipal Obligation with an above-market coupon having a stated maturity of 25 years and a par call in 12 years will have volatility characteristics similar to an otherwise compa-rable 12-year Municipal Obligation; a housing revenue Municipal Obligation with a stated maturity of 30 years structured to have an expected maturity of five years will have volatility characteristics similar to a five-year Municipal Obligation; and a 20-year Municipal Obligation advance refunded to a premium call in ten years will have volatility characteristics similar to a ten-year Municipal Obligation.

NIAC selects municipal securities on the basis of its evaluation of each security's relative value in terms of current yield, price, credit quality and future prospects. When making investment decisions, NIAC utilizes the resources of Nuveen's award-winning research team of more than 30 professionals dedicated exclusively to following the municipal markets. On a daily basis, Nuveen's research analysts prepare credit reviews of individual municipal securities available for purchase, monitor the continued creditworthiness of the Fund's current municipal portfolio, and analyze economic, political and demographic trends affecting the municipal markets. By emphasizing fundamental research and continuous monitoring of investments, NIAC seeks to identify those municipal securities that over time offer the best value consistent with the Fund's investment objective.

As a fundamental policy, the Fund will invest all of its assets allocated to municipal investments in Municipal Obligations that are either (1) rated at the time of purchase within the four highest grades (Baa or better by Moody's Investors Service ("Moody's") or BBB or better by Standard & Poor's ("S&P")), or (2) unrated but that, in the NIAC's opinion, have credit characteristics equivalent to, and are of comparable quality to, Municipal Obligations so rated, provided that not more than 20% of the Fund's investments in Municipal Obligations may be in such unrated Municipal Obligations. Bonds rated in the lowest investment grade category may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. A general description of S&P's and Moody's ratings is set forth in the Statement of Additional Information.

EQUITY SECURITIES

Under normal market conditions, the Fund will invest the assets allocated to equity investments primarily in equity securities of domestic companies with market capitalizations of at least $500 million ("Equity Securities"). Equity Securities include, but are not limited to, common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; securities convertible into common or preferred stocks, such as convertible bonds and debentures; and other securities with equity characteristics.

Convertible bonds and debentures must be rated Baa or higher by Moody's or BBB or higher by S&P, Duff & Phelps, Inc. ("D&P") or Fitch Investors Service, Inc. ("Fitch"). Bonds rated Baa or BBB, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated bonds. A general description of ratings may be found in the Statement of Additional Information.

In addition, the Fund may invest indirectly in equity securities of foreign issuers through investments in American Depository Receipts ("ADRs"), described later in this section.

MUNICIPAL OBLIGATIONS

Municipal Obligations are debt obligations issued by states, cities and local authorities, and certain possessions and territories of the United States, to obtain funds for various public purposes. These purposes include the construc-tion and maintenance of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refinancing of outstanding obligations and the obtaining of funds for general operating expenses and for loans to other public institutions and facilities. Certain industrial development, private activity and pollution control bonds also may be included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from regular federal income tax. The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds (e.g., industrial development bonds) are payable only from the revenues derived from a particular facility or class of facili-ties or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

Municipal Obligations may also include participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Certain "non-appropriation" lease obliga-tions may present special risks because the municipality's obligation to make future lease or installment payments depends on money being appropriated each year for this purpose. The Fund will seek to minimize these risks by not investing more than 20% of the assets allocated to investments in municipal obligations in non-appropriation lease obligations and by only investing in those non-appropriation lease obligations that meet certain criteria of the Fund. See "Investment Policies and Techniques--Investment in


--------------------------------------------------------------------------------

Municipal Obligations" in the Statement of Additional Information for further information about lease obligations.

Municipal Obligations in which the Fund will invest bear interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax, although such interest may be subject to the federal alternative minimum tax.

The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the financial markets in general and the municipal bond market in particular and the size, maturity and rating of a particular issue. The market value of Municipal Obligations will vary inversely with changes in prevailing interest rate levels and as a result of changing evalua-tions of the ability of their issuers to meet interest and principal payments.

TEMPORARY INVESTMENTS

During certain temporary periods, in order to keep cash on hand fully invested or as a defensive measure in response to prevailing market conditions, the Fund may invest without limitation in cash equivalent and short-term fixed income securities ("temporary investments"). Temporary investments are high quality, short-term securities which may be either tax-exempt or taxable. The Fund intends to invest in taxable temporary investments only in the event that suitable tax-exempt temporary investments are not available at reasonable prices and yields.

Tax-exempt temporary investments include Municipal Obligations maturing in three years or less from the date of issuance such as tax-exempt notes (including bond anticipation notes, tax anticipation notes, and revenue antic-ipation notes) and municipal commercial paper. Taxable temporary investments in which the Fund may invest include: U.S. Government securities or securities rated within the highest grade by Moody's or S&P, and which mature within one year from the date of purchase or carry a variable or floating rate of inter-est; certificates of deposit issued by U.S. banks with assets of at least $1 billion; commercial paper or corporate notes, bonds or debentures with a remaining maturity of one year or less; and repurchase agreements entered into only with respect to obligations of the U.S. government, its agencies or instrumentalities, certificates of deposit and bankers acceptances.

A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period, and the seller would agree to buy back such security at a fixed price and time. Repurchase agreements could involve certain risks in the event of the default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. See the Statement of Additional Information under "Investment Policies and Techniques--Short-Term Taxable Fixed Income Securities and Short-Term Tax-Exempt Fixed Income Securities" for additional information.

WHEN-ISSUED SECURITIES

In order to lock in a fixed price on a security it intends to purchase, the Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis ("When-Issued Securities"). Although the payment and terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund will segregate and maintain cash, cash equivalents, U.S. government securities, or other high-quality, liquid debt securities in an amount at least equal to the amount of outstanding commitments for When-Issued Securities at all times. Such securi-ties involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")

ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. The Fund may invest up to 20% of its net assets in ADRs or other instruments denominated in U.S. dollars that permit indirect investment in foreign securi-ties. ADRs do not eliminate all the risk inherent in investing in foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period.

Investments in securities of foreign issuers involve risks in addition to the usual risks inherent in domestic investments, including currency risks. The value of a foreign security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Some ADRs may not be sponsored by the issuer. ADRs are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in foreign investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

CERTAIN INVESTMENT STRATEGIES AND LIMITATIONS

The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund's options and futures trans-actions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions that, pursuant to regulations promulgated by the Commodity Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into options and futures transactions if more than 30% of the Fund's net assets would be committed to such instruments.


-------------------------------------------------------------------------------

The ability of the Fund to benefit from options and futures is largely depen-dent upon NIAC's or ICAP's ability to correctly use such instruments, which may involve skills different from those associated with managing securities gener-ally. The Fund could lose money on a futures transaction or an option could expire worthless, in addition to the Fund suffering a loss on the value of its portfolio assets. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

The Fund may lend its portfolio securities, up to 33 1/3% of its total assets, to broker-dealers or institutional investors. The loans will be secured contin-uously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the portfolio manager to be of good standing.

The Fund may invest up to 15% of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the disposi-tion of which is restricted under the federal securities laws); securities which may be resold pursuant to Rule 144A under the Securities Act of 1933 but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days.

PORTFOLIO TURNOVER

Under normal market conditions, the Fund expects annual portfolio turnover for the municipal portion of the portfolio to be significantly less than 75%, as the Fund will attempt to achieve its municipal investment objectives by prudent selection of Municipal Obligations with a view to holding them for investment. However, the rate of municipal turnover will not be a limiting factor if it is desirable to sell or purchase Municipal Obligations.

The Fund anticipates that its annual equity portfolio turnover rate will be between 100% and 125% under normal market conditions, and will generally not exceed 150%. A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within one year.

In addition to the foregoing, the Fund may be required to purchase or sell Municipal Obligations and Equity Securities pursuant to a required reallocation of assets as described under "How the Fund Diversifies its Investment Portfo-lio" and the anticipated portfolio turnover rates set forth above are made without regard to such a required reallocation of assets.

OTHER INVESTMENT POLICIES AND RESTRICTIONS

The Fund will not invest more than 5% of its net assets in any one of the following types of investments: warrants; unseasoned companies; and transac-tions in short sales against the box. In addition the Fund has adopted several restrictions on the investments and other activities of the Fund that may not be changed without shareholder approval. For example, the Fund may not:

 . With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 . Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the Investment Company Act of 1940 that may involve a borrowing (such as, investing in When-Issued Securities or certain futures and options) provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in the value of assets will not be considered a violation.

Except as specifically noted above or in the Statement of Additional Informa-tion, the Fund's investment policies are not fundamental and may be changed without shareholder approval. For a more complete description of investment restrictions that may be changed without a shareholder vote, see the Statement of Additional Information.

--------------------------------------------------------------------------------
FLEXIBLE PURCHASE OPTIONS

The Fund has adopted Flexible Purchase Options that offers you four alternative classes of Fund shares (Classes A, B, C and R), each with a different combina-tion of sales charges, ongoing fees, eligibility requirements, and other features. The Fund's Flexible Purchase Options are designed to permit you and your financial adviser to choose the method of purchasing shares that you believe is most beneficial given the amount of your investment, any current holdings of Fund shares, the length of time you expect to hold your investment and other relevant circumstances. A summary of the four classes of Fund shares is set forth below:

--------------------------------------------------------------------------------

                                       CONTINGENT
                                       DEFERRED                                     ANNUAL
                                       SALES                 ANNUAL 12B-1           12B-1
              UP-FRONT SALES           CHARGE                DISTRIBUTION           SERVICE
              CHARGE                   "CDSC"                FEE                    FEE
-------------------------------------------------------------------------------------------
Class A       5.25%(1)                 None(2)               None                   .25%
Class B       None                     5%(3)                 .75%(4)                .25%
Class C       None                     1%(5)                 .75%                   .25%
Class R       None                     None                  None                   None
-------------------------------------------------------------------------------------------

(1) Maximum up-front sales charge, which is reduced for purchases of $50,000 or more. Up-front sales charge may be reduced or waived for certain purchases.

(2) Certain Class A purchases at net asset value of $1 million or more may be subject to a 1% CDSC if redeemed within 18 months of purchase.

(3) CDSC in the first year. CDSC declines to 0% after six years.

(4) Class B Shares convert to Class A Shares after eight years, which reduces the ongoing expenses borne by an investor.

(5) CDSC is applicable to shares redeemed within 12 months of purchase.


--------------------------------------------------------------------------------

For more information regarding features of each class, see "How to Buy Fund Shares," "How to Redeem Fund Shares" and "Distribution and Service Plan" below.

When you purchase Class A Shares, you will normally pay an up-front sales charge. As a result, you will have less money invested initially and you will own fewer Class A Shares than you would in the absence of an up-front sales charge. Alternatively, when you purchase Class B or Class C Shares, you will not pay an up-front sales charge and all of your monies will be fully invested at the time of purchase. However, Class B and Class C Shares are subject to an annual distribution fee, which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge. In addition, Class B Shares when redeemed are subject to a CDSC, which will vary depending on the length of time you owned your shares. Class B Shares automatically convert to Class A Shares eight years after purchase in order to limit the distribution fees you pay over the life of your investment. Class C Shares are subject to a CDSC of 1% if redeemed within 12 months of purchase. Because Class C Shares do not convert to Class A Shares and continue to pay an annual distribution fee indef-initely, Class C Shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years. Class A, Class B and Class C Shares are subject to annual service fees, which are iden-tical in amount and are used to compensate Authorized Dealers for providing you with ongoing account services. You may qualify for a reduced sales charge or a sales charge waiver on a purchase of Class A Shares, as described under "How the Class A Sales Charge May Be Reduced or Waived." Class R Shares are avail-able for purchase at a price equal to their net asset value, but only under certain circumstances or for certain categories of investors, as described below under "How to Buy Fund Shares--Class R Shares."

In deciding whether to purchase Class A, Class B, Class C or Class R Shares, you should consider all relevant factors, including the dollar amount of your purchase, any current holdings of Fund shares, the length of time you expect to hold the shares and whether a CDSC would apply, the amount of any applicable up-front sales charge, the amount of any applicable distribution or service fees that may be incurred while you own the shares, whether or not you will be reinvesting income or capital gain distributions in additional shares, whether or not you meet applicable eligibility requirements or qualify for a sales charge waiver or reduction, and the relative level of services that your finan-cial adviser may provide to different classes. Authorized Dealers and other persons distributing the Fund's shares may receive different compensation for selling different classes of shares.

Each class of shares represents an interest in the same portfolio of invest-ments. Each class of shares is identical in all respects except that each class has its own sales charge structure, each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. In addition, Class B Shares are subject to a conversion feature. As a result of the differences in the expenses borne by each class of shares, and differences in the purchase and redemption activity for each class, net income per share, dividends per share and net asset value per share will vary among the Fund's classes of shares.

Upon notice to all Authorized Dealers, Nuveen may reallow to Authorized Dealers electing to participate up to the full applicable Class A Share up-front sales charge during periods and for transactions specified in the notice. The reallowances made during these periods may be based upon attainment of minimum sales levels. Furthermore, Nuveen may from time to time provide additional promotional support and make additional reallowances only to certain Authorized Dealers who sell or are expected to sell certain minimum amounts of the Fund or other Nuveen Mutual Funds and Nuveen Unit Trusts during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Deal-ers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Unit Trusts.

Such reimbursement will be based on the number of its financial advisers who have sold Nuveen Fund shares and Nuveen Unit Trust units during the prior calendar year according to an established schedule. Any such support or reim-bursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale. The staff of the Secu-rities and Exchange Commission takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

CLASS A SHARES

You may purchase Class A Shares at a public offering price equal to the appli-cable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth below. You may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below under "How the Class A Sales Charge May Be Reduced or Waived." Class A Shares are also subject to an annual service fee of .25%. See "Flexible Purchase Options" and "Distribution and Service Plan."

The up-front sales charge schedule for Class A Shares is as follows:

--------------------------------------------------------------------------------

                                                SALES CHARGE
                           SALES CHARGE              AS % OF         REALLOWANCE AS
                         AS % OF PUBLIC           NET AMOUNT            % OF PUBLIC
AMOUNT OF PURCHASE       OFFERING PRICE             INVESTED         OFFERING PRICE
------------------------------------------------------------------------------------
Less than $50,000                 5.25%                5.54%                  5.00%
$50,000 but less
than $100,000                     4.25%                4.44%                  4.00%
$100,000 but less
than $250,000                     3.50%                3.63%                  3.25%
$250,000 but less
than $500,000                     2.75%                2.83%                  2.50%
$500,000 but less
than $1,000,000                   2.00%                2.04%                  1.75%
$1,000,000 and over               0.00%                0.00%                  0.00%*
------------------------------------------------------------------------------------

*Authorized Dealers are eligible to receive a commission from Nuveen as discussed below.


--------------------------------------------------------------------------------

The Fund receives the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown above to Authorized Dealers. See "Flexible Purchase Options" for more information about reallowances and other compensation to Authorized Dealers.

Certain commercial banks may make Class A Shares of the Fund available to their customers on an agency basis. Pursuant to the agreements between Nuveen and these banks, some or all of the sales charge paid by a bank customer in connec-tion with a purchase of Class A Shares may be retained by or paid to the bank. Certain banks and other financial institutions may be required to register as securities dealers in certain states.

Class A purchases of $1 million or more are sold at net asset value without an up-front sales charge. Nuveen pays Authorized Dealers of record on such Class A Share purchases a sales commission equal to the sum of 1.00% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5.0 million amount of the purchase. If such shares are redeemed within 18 months of purchase, a CDSC of 1% of the lower of the purchase price or the redemption proceeds may be imposed upon the redemption. Shares purchased by investors investing $1 million or more who have made arrangements with Nuveen and whose dealer of record waived the commission are not subject to the CDSC.

HOW THE CLASS A SALES CHARGE MAY BE REDUCED OR WAIVED

There are several ways to reduce or eliminate the up-front sales charge:

 .  cumulative discount;

 .  letter of intent;

 .  purchases with monies representing distributions from Nuveen-sponsored Unit
   Trusts;

 .  group purchase programs;

 .  reinvestment of redemption proceeds from non-affiliated funds; and

 .  special sales charge waivers for certain categories of investors.

You may qualify for a reduced sales charge as shown above on a purchase of Class A Shares if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of the Fund or of another Nuveen Mutual Fund, or units of a Nuveen Unit Trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the table. You or your financial adviser need to notify Nuveen or SSI of any cumu-lative discount level you have achieved at the time you purchase your shares.

You may qualify for a reduced sales charge on a purchase of Class A Shares if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown above. In order to take advantage of this option, you need to complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to SSI a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B and Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase over that period. You cannot count Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, a Nuveen Unit Trust or otherwise, towards completion of your Letter of Intent program.

By establishing a Letter of Intent, you agree that your first purchase of Class A Shares following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares repre-senting 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial adviser need to notify Nuveen or SSI whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

You may purchase Class A Shares without an up-front sales charge if you are investing distributions from a Nuveen Unit Trust. There is no initial or subse-quent minimum investment requirement for such purchases.

If you are a member of a qualified group, you may purchase Class A Shares of the Fund or of another Nuveen Mutual Fund at the reduced sales charge appli-cable to the group's purchases taken as a whole. A "qualified group" is one which has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

Under any group purchase program, the minimum monthly investment in Class A Shares of any particular fund or portfolio by each participant is $50, and the


--------------------------------------------------------------------------------
minimum monthly investment in Class A Shares of any particular fund or port-folio for all participants in the program combined is $3,000. No certificates will be issued for any participant's account. All dividends and other distribu-tions by the Fund will be reinvested in additional Class A Shares of the Fund. No participant may utilize a systematic withdrawal program.

To establish a group purchase program, both the group itself and each partici-pant must fill out special application materials, which the group administrator may obtain from the group's financial adviser by checking the applicable box on the enclosed Application Form or by calling SSI toll-free at 800-621-7227. See the Statement of Additional Information for more complete information about "qualified groups" and group purchase programs.

You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through an Authorized Dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more regis-tered investment companies not affiliated with Nuveen. You need to provide appropriate documentation that the redemption occurred not more than 360 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge upon the redemption of the shares of the other investment company.

Class A Shares of the Fund may be purchased at net asset value without a sales charge and in any amount by officers, trustees and retired trustees of the Trust; bona fide, full-time and retired employees of Nuveen or ICAP, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members (as defined below); any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members; officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates; bank or broker-affiliated trust departments; investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services. For further details about these special categories and their eligibility requirements, please consult your financial adviser or the Statement of Additional Information, or call Nuveen at 800-621-7227.

Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund. You or your finan-cial adviser need to notify Nuveen or SSI whenever you make a purchase of Class A Shares that you wish to be covered under these special sales charge waivers. All of the above categories of investors are also eligible to purchase Class R Shares, as described below under "Class R Shares." Finally, Class A Shares may be issued at net asset value without a sales charge in connection with the acquisition by the Fund of another investment company.

GENERAL

In determining the amount of your purchases of Class A Shares that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust estate or fidu-ciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, their parents, their children and their grand-children); or (3) all purchases made through a group purchase program as described above.

The reduced sales charge programs may be modified or discontinued by the Fund at any time upon prior written notice to shareholders of the Fund.

FOR MORE INFORMATION ABOUT THE PURCHASE OF CLASS A SHARES OR REDUCED SALES CHARGE PROGRAMS, OR TO OBTAIN THE REQUIRED APPLICATION FORMS, CALL NUVEEN TOLL-FREE AT 800-621-7227.

CLASS B SHARES

You may purchase Class B Shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Since Class B Shares are sold without an initial sales charge, the full amount of your purchase payment will be invested in Class B Shares. Class B Shares are subject to an annual distribution fee to compensate Nuveen for its costs in connection with the sale of Class B shares, and are also subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing financial advice and other account services.

You may be subject to a CDSC if you redeem your Class B shares within a speci-fied period after purchase, as shown in the table below. See "Flexible Purchase Options" and "Distribution and Service Plan." Nuveen compensates Authorized Dealers for sales of Class B Shares at the time of sale at the rate of 4.00% of the amount of Class B Shares purchased, which represents a sales commission of 3.75% plus an advance on the first year's annual service fee of .25%.

If redeemed prior to the end of the sixth year after purchase, Class B Shares may be subject to a CDSC, as set forth below:

--------------------------------------------------------------------------------

YEARS SINCE PURCHASE                                                      CDSC
------------------------------------------------------------------------------
0-1                                                                         5%
1-2                                                                         4%
2-3                                                                         4%
3-4                                                                         3%
4-5                                                                         2%
5-6                                                                         1%
------------------------------------------------------------------------------

Class B Shares acquired through the reinvestment of dividends are not subject to a CDSC. Any CDSC will be imposed on the lower of the redeemed shares' cost or net asset value at the time of redemption. For more information regarding the imposition of the CDSC, see "How to Redeem Fund Shares--Class B Shares," below.

Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distribu-


--------------------------------------------------------------------------------
tions will be attributed to particular purchases of Class B Shares in accor-dance with such procedures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conver-sion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

CLASS C SHARES

You may purchase Class C Shares at a public offering price equal to the appli-cable net asset value per share without any up-front sales charge. Class C Shares are subject to an annual distribution fee to compensate Nuveen for its costs in connection with the sale of Class C Shares. Class C Shares are also subject to an annual service fee of .25% to compensate Authorized Dealers for providing you with ongoing financial advice and other account services. Nuveen compensates Authorized Dealers for sales of Class C Shares at the time of the sale at a rate of 1% of the amount of Class C Shares purchased, which repre-sents a sales commission of .75% plus an advance on the first year's annual service fee of .25%. See "Flexible Purchase Options" and "Distribution and Service Plan."

Redemptions of Class C Shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. See "How to Redeem Fund Shares--Class C Shares."

CLASS R SHARES

If you are making an initial purchase of $1 million or more of Fund Shares in a single transaction, you may purchase Class R Shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge or ongoing distribution or service fees. You also may purchase Class R Shares subject only to the Fund's minimum investment requirement of $3,000 if you are within the following specified categories of investors who are eligible to purchase Class A Shares at net asset value without an up-front sales charge: officers, trustees and retired trustees of the Fund; bona fide, full-time and retired employees of Nuveen or ICAP, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members; any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members; officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates; and bank or broker-affil-iated trust departments; investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services. For further details about these special categories and their eligibility requirements, please consult your financial adviser or the State-ment of Additional Information, or call Nuveen at 800-621-7227.

If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differ-ences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the serv-ices to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

INITIAL AND SUBSEQUENT PURCHASE OF SHARES

You may buy Fund shares through Authorized Dealers or by calling or directing your financial adviser to call Nuveen toll-free at 800-843-6765. You may pay for your purchase by Federal Reserve draft or by check made payable to "Nuveen Balanced Municipal and Stock Fund, Class [A], [B], [C], [R]," delivered to the financial adviser through whom the investment is to be made for forwarding to the Fund's shareholder services agent, SSI. When making your initial invest-ment, you must also furnish the information necessary to establish your Fund account by completing and enclosing with your payment the attached Application Form. After your initial investment, you may make subsequent purchases at any time by forwarding to your financial adviser or SSI a check in the amount of your purchase made payable to "Nuveen Balanced Municipal and Stock Fund, Class [A], [B], [C], [R]," and indicating on the check your account number. All payments need to be in U.S. dollars and should be sent directly to SSI at its address listed on the back cover of this Prospectus. A check drawn on a foreign bank or payable other than to the order of the Fund generally will not be acceptable. You may also wire Federal Funds directly to SSI, but you may be charged a fee for this. For instructions on how to make Fund purchases by wire transfer, call Nuveen toll-free at 800-621-7227.

PURCHASE PRICE

The price at which you purchase a class of Fund shares is based on the next calculation of the net asset value for that share class after the order is placed. The net asset value per share of each share class is determined as of the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for business. See "Net Asset Value," below for a description of how net asset value is calculated.

MINIMUM INVESTMENT REQUIREMENTS

Generally, your first purchase of any class of the Fund's shares needs to be for $3,000 or more ($1,000 or more for an Individual Retirement Account). Additional purchases may be in amounts of $50 or more. These minimums may be changed at any time by the Fund. There are exceptions to these minimums for shareholders who qualify under one or more of the Fund's automatic investment, group purchase or reinvestment programs.


-------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PROGRAMS

The Fund offers you several opportunities to capture the benefits of "dollar cost averaging" through systematic investment programs. In a regularly followed dollar cost averaging program, you would purchase more shares when Fund share prices are lower and fewer shares when Fund share prices are higher, so that the average price paid for Fund shares is less than the average price of the Fund shares over the same time period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way. The Fund offers two different types of systematic investment programs:

Once you have established a Fund account, you may make regular investments in an amount of $25 or more each month by authorizing SSI to draw preauthorized checks on your bank account. There is no obligation to continue payments and you may terminate your participation at any time at your discretion. No charge in addition to the applicable sales charge is made in connection with this Plan, and there is no cost to the Fund. To obtain an application form for the Automatic Deposit Plan, check the applicable box on the enclosed Application Form or call Nuveen toll-free at 800-621-7227.

Once you have established a Fund account, you may, with your employer's consent, make regular investments in Fund shares of $25 or more per pay period by authorizing your employer to deduct this amount automatically from your paycheck. There is no obligation to continue payments and you may terminate your participation at any time at your discretion. No charge in addition to the applicable sales charge is made for this Plan, and there is no cost to the Fund. To obtain an application form for the Payroll Direct Deposit Plan, check the applicable box on the enclosed Application Form or call Nuveen toll-free at 800-621-7227.

OTHER SHAREHOLDER PROGRAMS

You may exchange shares of a class of the Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge. Exchanges of shares from any Nuveen money market fund will be made into Class A Shares, Class B Shares, Class C Shares or Class R Shares (if eligible) of the Fund at the public offering price. If, however, a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), the exchange of shares from a Nuveen money market fund will be made into shares of the Fund at net asset value. Class A Shares, Class C Shares or Class R Shares may be exchanged for shares of any Nuveen money market fund, but Class B Shares may not be exchanged for shares of a Nuveen money market fund.

If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment require-ment of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be accept-able to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free at 800-621-7227 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time upon prior written notice to shareholders of the Fund.

The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privi-lege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appro-priate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

You can use Fund Direct to link your Fund account to your account at a bank or other financial institution. Fund Direct enables you to transfer money elec-tronically between these accounts and perform a variety of account transac-tions. These include purchasing shares by telephone,


--------------------------------------------------------------------------------
investing through an Automatic Deposit Plan, and sending dividends, distribu-tions, redemption payments or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details, or call SSI at 800-621-7227 for more information.

Fund Direct privileges may be requested via an Application you obtain by calling 800-621-7227. Fund Direct privileges will apply to each shareholder listed in the registration on your account as well as to your Authorized Dealer representative of record unless and until SSI receives written instructions terminating or changing those privileges. After you establish Fund Direct for your account, any change of bank account information must be made by signature-guaranteed instructions to SSI signed by all shareholders who own the account.

Purchases may be made by telephone only after your account has been estab-lished. To purchase shares in amounts up to $250,000 through a telephone repre-sentative, call SSI at 800-621-7227. The purchase payment will be debited from your bank account.

FOR MORE INFORMATION ABOUT THESE PURCHASE OPTIONS AND TO OBTAIN THE APPLICATION FORMS REQUIRED FOR SOME OF THEM, CALL NUVEEN TOLL-FREE AT 800-621-7227.

ADDITIONAL INFORMATION

If you choose to invest in the Fund, an account will be opened and maintained for you by SSI, the Fund's shareholder services agent. Share certificates will be issued to you only upon written request to SSI, and no certificates will be issued for fractional shares. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements. A change in registration or transfer of shares held in the name of your financial adviser's firm can only be made by an order in good form from the financial adviser acting on your behalf.

Authorized Dealers are encouraged to open single master accounts. However, some Authorized Dealers may wish to use SSI's sub-accounting system to minimize their internal recordkeeping requirements. An Authorized Dealer or other investor requesting shareholder servicing or accounting other than the master account or sub-accounting service offered by SSI will be required to enter into a separate agreement with another agent for these services for a fee that will depend upon the level of services to be provided.

Subject to the rules and regulations of the Securities and Exchange Commission, the Fund reserves the right to suspend the continuous offering of its shares at any time, but no suspension shall affect your right of redemption as described below.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B and Class C Shares will be subject to an annual distribution fee and Class A, Class B and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

The distribution fee applicable to Class B and Class C Shares under the Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of such Shares. The distribution fee primarily reimburses Nuveen for providing compensation to Authorized Dealers, including Nuveen, either at the time of sale or on an ongoing basis. The other expenses for which Nuveen may be reimbursed include, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of such Shares, certain other expenses associated with the distribution of such Shares, and any other distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A, Class B and Class C Shares under the Plan will be paid to Nuveen to compensate Authorized Dealers, including Nuveen, in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to share-holders.

The Fund may spend up to .25 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. The Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .25 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. The Fund may spend up to .75 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .25 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

--------------------------------------------------------------------------------
HOW TO REDEEM FUND SHARES

You may redeem your Fund shares at any time for cash at the net asset value next computed after the redemption instructions and any required documents and certificates are received in proper form, as described below. There is no charge for the redemption of Class R Shares.

CLASS A SHARES

Class A Shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A purchases of $1 million or more at net asset value, where the dealer of record has not waived the sales commission, a CDSC of 1% is imposed on any redemptions within 18 months of purchase.

CLASS B SHARES

Class B Shares redeemed within 6 years of purchase may be subject to a CDSC. The level of the CDSC is determined by how long you have owned your shares, as described under "How to Buy Fund Shares--Class B Shares," above.


--------------------------------------------------------------------------------

CLASS C SHARES

Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemptions of Class C Shares within 12 months of purchase.

OPERATION OF THE CDSC

In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the order in which the Class B Shares were purchased or in the reverse order in which the Class A or Class C Shares were purchased, except if another order of redemption would result in a lower charge or you specify another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addi-tion, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market fund. Your holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC you pay. The CDSC may be waived under certain special circumstances, as described in the State-ment of Additional Information.

You may redeem shares by sending a written request for redemption directly to the Fund, c/o Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, accompanied by duly endorsed certificates, if issued. Requests for redemption and share certificates, if issued, must be signed by each shareholder and, if the redemption proceeds exceed $50,000 or are payable other than to the share-holder of record at the address of record (which address may not have changed in the preceding 60 days), the signature must be guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be accept-able to the Fund. You will receive payment based on the net asset value per share next determined after receipt by the Fund of a properly executed redemp-tion request in proper form. A check for the redemption proceeds will be mailed to you within seven days after receipt of your redemption request. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. However, if any shares to be redeemed were purchased by check within 15 days prior to the date the redemption request is received, the Fund will not mail the redemption proceeds until the check received for the purchase of shares has cleared, which may take up to 15 days.

If you have authorized telephone redemption and your account address has not changed within the last 60 days, you can redeem shares that are held in non-certificate form and that are worth $50,000 or less by calling Nuveen at 800-621-7227. While you or anyone authorized by you may make telephone redemption requests, redemption checks will be issued only in the name of the shareholder of record and will be mailed to the address of record. If your telephone request is received prior to 4:00 p.m. eastern time, the redemption check will normally be mailed the next business day. For requests received after 4:00 p.m. eastern time, the redemption will be effected at 4:00 p.m. eastern time the following business day and the check will normally be mailed on the second business day after the request.

If you have authorized electronic fund redemption or established Fund Direct privileges, you can take advantage of the following expedited redemption proce-dures to redeem shares held in non-certificate form that are worth at least $1,000. You may make electronic fund redemption requests through a phone repre-sentative or Fund Direct redemption requests by calling Nuveen at 800-621-7227. If a redemption request is received by 4:00 p.m. eastern time, the redemption will be made as of 4:00 p.m. that day. If the redemption request is received after 4:00 p.m. eastern time, the redemption will be made as of 4:00 p.m. the following business day. Proceeds of electronic fund redemptions will normally be wired on the second business day following the redemption, but may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day redemption proceeds would ordinarily be wired. The Fund reserves the right to charge a fee for electronic fund redemption. Proceeds of redemptions through Fund Direct will normally be wired to your Fund Direct bank account on the second or third busi-ness day after the redemption.

Before you may redeem shares electronically by phone or through Fund Direct, you need to complete the telephone redemption authorization section of the enclosed Application Form or the Fund Direct Application Form and return it to Nuveen or SSI. If you did not authorize telephone redemption when you opened your account, you may obtain a telephone redemption authorization form by writing the Fund or by calling Nuveen toll-free at 800-621-7227. Proceeds from electronic share redemptions will be transferred by Federal Reserve wire only to the commercial bank account specified by the shareholder on the Application Form. You need to send a written request to Nuveen or SSI in order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds. These requests must be signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. Further documentation may be required from corporations, executors, trustees or personal representa-tives.

For the convenience of shareholders, the Fund has authorized Nuveen as its agent to accept orders from financial advisers by wire or telephone for the redemption of Fund shares. The redemption price is the first net asset value of the appropriate share class determined following receipt of an order placed by the financial adviser. The Fund makes payment for the redeemed shares to the securities representatives who placed the order promptly upon presentation of required documents with signatures guaranteed as described above. Neither the Fund nor Nuveen charges any redemption fees other than any CDSC as described above. However, your financial adviser may charge you for serving as agent in the redemption of shares.

The Fund reserves the right to refuse telephone redemptions and, at its option, may limit the timing, amount or frequency of these redemptions. Telephone redemption procedures may be modified or terminated at any time, on 30 days' notice, by the Fund. The Fund, SSI and Nuveen will not be liable for following telephone instructions reasonably believed to be genuine. The Fund employs procedures reasonably designed to confirm that telephone


--------------------------------------------------------------------------------
instructions are genuine. These procedures include recording all telephone instructions and requiring up to three forms of identification prior to acting upon a caller's instructions. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent telephone instructions.

If you own Fund shares currently worth at least $10,000, you may establish an Automatic Withdrawal Plan by completing an application form for the Plan. You may obtain an application form by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free at 800-621-7227.

The Plan permits you to request periodic withdrawals on a monthly, quarterly, semi-annual or annual basis in an amount of $50 or more. Depending upon the size of the withdrawals requested under the Plan and fluctuations in the net asset value of Fund shares, these withdrawals may reduce or even exhaust your account.

The purchase of Class A Shares, other than through reinvestment, while you are participating in the Automatic Withdrawal Plan with respect to Class A Shares will usually be disadvantageous because you will be paying a sales charge on any Class A Shares you purchase at the same time you are redeeming shares. Similarly, use of the Automatic Withdrawal Plan for Class B Shares held for less than six years or Class C Shares held for less than 12 months may be disadvantageous because the newly-purchased Class B or Class C Shares will be subject to the CDSC.

The Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.

The Fund may, from time to time, establish a minimum total investment for Fund shareholders, and the Fund reserves the right to redeem your shares if your investment is less than the minimum after giving you at least 30 days' notice. If any minimum total investment is established, and if your account is below the minimum, you will be allowed 30 days following the notice in which to purchase sufficient shares to meet the minimum. So long as the Fund continues to offer shares at net asset value to holders of Nuveen Unit Trusts who are investing their Nuveen Unit Trust distributions, no minimum total investment will be established for the Fund.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

The management of the Fund, including general supervision of the duties performed for the Fund by NIAC under the Management Agreement, is the responsi-bility of the Board of Trustees of the Trust.

Overall management of the Fund is the responsibility of NIAC, which is located at 333 West Wacker Drive, Chicago, Illinois 60606. NIAC oversees the management of the Fund's investment portfolio, manages the Fund's business affairs and provides certain day-to-day administrative services to the Fund. NIAC has entered into a Sub-Advisory Agreement with ICAP under which ICAP manages the Fund's equity investments.

NIAC manages the Fund's municipal investments and is responsible for the peri-odic rebalancing of the Fund's investment portfolio in order to achieve the Fund's target investment mix. Anthony T. Dean, a Trustee and Chairman of the Board, has general supervisory responsibility for all investment company assets managed by NIAC. The day to day management of the Fund's municipal portfolio is the responsibility of Daniel F. Solender, an Assistant Portfolio Manager of NIAC since July 1996 and portfolio manager of the municipal portfolio since the Fund's inception. Mr. Solender is also an Assistant Portfolio Manager of Nuveen Advisory Corp., another investment subsidiary of Nuveen. Prior to joining Nuveen Advisory Corp., he attended the University of Chicago (from September 1990 to June 1992) where he received his MBA and worked part-time in Nuveen's research department. Mr. Solender currently manages nine Nuveen-sponsored investment companies. NIAC places orders for the purchase and sale of Municipal Obligations and is responsible for selecting the broker-dealers who execute the portfolio transactions. Consistent with the Fund's investment objective, NIAC's day-to-day management of the Fund's Municipal Obligations is characterized by an emphasis on value investing, a process which involves the search for Munic-ipal Obligations with favorable characteristics that, in NIAC's judgment, have not yet been recognized in the marketplace. The process of searching for such undervalued or underrated securities is an ongoing one that draws upon the resources of the portfolio managers of the various Nuveen funds and senior management of NIAC. All portfolio management decisions are subject to weekly review by NIAC's management and to quarterly review by the Board of Trustees.

NIAC is a wholly-owned subsidiary of Nuveen, which has sponsored or under-written more than $60 billion of investment company securities. Nuveen, the principal underwriter of the Fund's shares, is sponsor of the Nuveen Tax-Free Unit Trust, a registered unit investment trust. It is also the principal under-writer for the Nuveen Mutual Funds, and served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Over 1,000,000 individuals have invested to date in Nuveen investment products. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 80% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota, and is principally engaged in providing property-liability insurance through subsidiaries.

For the fund management services and facilities furnished by NIAC, the Fund has agreed to pay an annual management fee as follows:

--------------------------------------------------------------------------------

AVERAGE DAILY NET ASSET VALUE                              FUND MANAGEMENT FEE
------------------------------------------------------------------------------
For the first $125 million                                         .7500 of 1%
For the next $125 million                                          .7375 of 1%
For the next $250 million                                          .7250 of 1%
For the next $500 million                                          .7125 of 1%
For the next $1 billion                                            .7000 of 1%
For assets over $2 billion                                         .6750 of 1%
------------------------------------------------------------------------------


--------------------------------------------------------------------------------

All fees and expenses are accrued daily and deducted before payment of divi-dends to investors. In addition to the Fund management fee paid to NIAC and the distribution and service fees paid to Nuveen, the Fund is responsible for its own expenses that are not covered under such agreements, including, without limitation: custodial, transfer agent, accounting and legal fees; interest charges; brokerage commissions; organizational expenses; and extraordinary expenses. The Fund also pays a portion of the Nuveen Investment Trust's general administrative expenses allocated in proportion to the net assets of each Fund. In order to prevent total operating expenses (excluding any distribution or service fees and extraordinary expenses) from exceeding .85 of 1% of the average daily net asset value of any class of shares of the Fund for the fiscal year ended July 31, 1997, NIAC has agreed to waive all or a portion of its management fees or reimburse certain expenses of the Fund.

ICAP was founded in 1970 and is located at 225 West Wacker Drive, Suite 2400, Chicago, IL 60606. Under the Sub-Advisory Agreement, NIAC pays ICAP a portfolio management fee on a specified proportion of the Fund's average daily net asset value, such proportion to be equal to the Fund's target investment mix with respect to Equity Securities. The portfolio management fee is paid at an annual rate as set forth below, and is determined by reference to the average daily market value of the equity assets of all Nuveen-sponsored investment products for which ICAP is designated as portfolio manager:

------------------------------------------------------------------------------
PORTION OF NUVEEN AVERAGE DAILY                                      PORTFOLIO
NET ASSETS MANAGED BY ICAP                                      MANAGEMENT FEE
------------------------------------------------------------------------------
For the first $500 million                                           .35 of 1%
For the next $500 million                                            .30 of 1%
For assets over $1 billion                                           .25 of 1%
------------------------------------------------------------------------------

The investment decisions made with respect to the Fund's equity investments are made through a team approach, with all of the ICAP investment professionals contributing to the process. ICAP currently maintains a staff of 12 investment professionals. Each of the investment officers and other investment profes-sionals of ICAP has developed an expertise in at least one functional invest-ment area, including equity research, strategy, fixed income analysis, quanti-tative research, technical research, and trading. A key element in the decision making process is a formal investment committee meeting generally held each business day and attended by all the investment professionals. These meetings also provide for the ongoing review of ICAP's investment positions. Pertinent information from outside sources is shared and incorporated into the investment outlook. The investment strategy, asset sectors, and individual security hold-ings are reviewed to verify their continued appropriateness. Investment recom-mendations are presented to the committee for decisions.

ICAP provides continuous advice and recommendations concerning the assets of the Fund allocated to Equity Securities, and is responsible for selecting the broker-dealers who execute the portfolio's transactions. In executing such transactions, ICAP seeks to obtain the best net results for the Fund. ICAP also serves as investment adviser to the ICAP Funds, Inc. and to pension and profit-sharing plans, and other institutional and private investors. As of May 1, 1996, ICAP had approximately $5 billion under management. Mr. Robert H. Lyon, President of ICAP, owns shares representing 51% of the voting rights of ICAP. In addition, The John Nuveen Company owns preferred shares of ICAP, which are convertible after several years into a 20% common stock interest of ICAP.

--------------------------------------------------------------------------------
HOW THE FUND SHOWS PERFORMANCE

The Fund may quote its yield or total return in reports to shareholders, sales literature and advertisements. The Fund may also from time to time compare its investment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the Statement of Additional Information for a more detailed discussion.

All total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over a stated period of time. Average annual total return and cumulative total return are based upon the historical results of the Fund and are not necessarily representative of the future performance of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund will pay monthly tax-exempt income dividends to shareholders at a level rate that reflects the past and projected net tax-exempt income of the Fund and that results, over time, in the distribution of substantially all of the Fund's net tax-exempt income. To maintain a more stable monthly distribu-tion, the Fund may from time to time distribute less than the entire amount of net tax-exempt income earned in a particular period. This undistributed net tax-exempt income would be available to supplement future distributions, which might otherwise have been reduced by a decrease in the Fund's monthly net income due to fluctuations in investment income or expenses. As a result, the tax-exempt income distributions paid by the Fund for any particular monthly period may be more or less than the amount of net tax-exempt income actually earned by the Fund during such period. Undistributed net tax-exempt income is included in the Fund's net asset value and, correspondingly, distributions from previously undistributed net tax-exempt income are deducted from the Fund's net asset value. It is not expected that this dividend policy will impact the management of the Fund's portfolio.

Net ordinary taxable income, including dividends received on the Fund's equity investments, and net realized capital gains, if any, will be paid annually.

When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment.


--------------------------------------------------------------------------------

ANY DISTRIBUTION OF ORDINARY TAXABLE INCOME AND CAPITAL GAIN WILL BE SUBJECT TO FEDERAL INCOME TAX, EVEN IF THE DISTRIBUTION OCCURS SHORTLY AFTER A PURCHASE OF FUND SHARES. All dividends or capital gains distributions will automatically be reinvested in additional shares of the same class of the Fund at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains, or both, be paid in cash. The election to receive dividends or reinvest them may be changed by writing to:
Nuveen Funds, c/o Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330. Such notice needs to be received at least 5 days prior to the record date of any dividend or capital gain distribution.

-------------------------------------------------------------------------------
TAX MATTERS

FEDERAL INCOME TAX MATTERS

The Fund intends to operate as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and therefore will not be liable for federal income taxes to the extent earnings are distributed on a timely basis. In addition the Fund intends to satisfy conditions which will enable interest from Municipal Obligations, which is exempt from federal income tax when received by the Fund, to qualify as "exempt-interest" dividends when distributed to the Shareholders of the Fund.

Each year the Fund intends to distribute substantially all of its net tax-exempt income from Municipal Obligations, any ordinary taxable income, including dividends from Equity Securities, recognized market discount and net realized short-term capital gains, and net realized long-term capital gains, if any.

Exempt-interest dividends are not subject to the regular federal income tax, but may be subject to the federal alternative minimum tax as set forth below. For federal income tax purposes, all dividends paid by the Fund that are derived from taxable net investment income and net short-term capital gains are taxable as ordinary income whether reinvested or received in cash unless you are exempt from taxation or entitled to tax deferral. Distributions paid by the Fund from net long-term capital gains, whether received in cash or reinvested in additional shares, are taxable as long-term capital gain. The capital gain holding period for this purpose is determined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. Long-term capital gain distributions received by indi-vidual shareholders are taxed at a maximum rate of 28%.

Federal tax law imposes an alternative minimum tax with respect to both corpo-rations and individuals based on certain items of tax preference. Interest on certain Municipal Obligations is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Fund receives income from Municipal Obligations treated as a tax preference item for purposes of the federal alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to holders of Shares to the extent that their tax liability is determined under the alternative minimum tax. In addition, for corporations, alternative minimum taxable income is increased by 75% of the difference between an alternative measure of income ("adjusted current earn-ings") and the amount otherwise determined to be the alternative minimum taxable income. The Fund will annually supply Shareholders with a report indi-cating the percentage of Fund income attributable to Municipal Obligations that is treated as a tax preference item for purposes of the federal alterna-tive minimum tax.

Shareholders will be required to disclose on their federal income tax returns the amount of tax-exempt interest earned during the year, including exempt-interest dividends from the Fund.

Under certain circumstances, a corporate shareholder may be entitled to the dividends received deduction with respect to such shareholder's taxable divi-dends which are attributable to dividends received by the Fund on its Equity Securities.

A more detailed summary of the provisions of the Code and regulations there-under presently in effect as they directly govern the taxation of the Fund and its Shareholders appears in the Statement of Additional Information. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Share-holders are advised to consult with their own tax advisers for more detailed information concerning Federal income tax matters.

STATE AND LOCAL TAX MATTERS

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local taxing authority. Some states exempt from state income tax that portion of any exempt-interest dividend that is derived from interest received by a regulated investment company on its holdings of securi-ties of that state and its political subdivisions and instrumentalities. Therefore, the Fund will report annually to its shareholders the percentage of interest income earned by the Fund during the preceding year on tax-exempt Municipal Obligations indicating, on a state-by-state basis, the source of such income.

Shareholders of the Fund are advised to consult with their own tax advisers about state and local tax matters.

GENERAL

If you do not furnish the Fund with your correct social security number or employer identification number, the Fund is required by federal law to with-hold federal income tax from your distributions and redemption proceeds at a rate of 31%.

This section is not intended to be a full discussion of federal and state income tax laws and the effect of such laws on you. A more detailed summary appears in the Stateent of Additional Information. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

-------------------------------------------------------------------------------
NET ASSET VALUE

The Fund's net asset value per share is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. The Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset


-------------------------------------------------------------------------------
value is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabil-ities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securi-ties are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day or secu-rities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. Municipal obligations are valued by a pricing service that values portfolio securities at the mean between the quoted bid and asked prices or the yield equivalent when quotations are readily available. Securi-ties for which quotations are not readily available (which are expected to constitute a majority of the Municipal Obligations held by the Fund) are valued at fair value as determined by the pricing service using methods that include consideration of the following: yields or prices of municipal bonds of compa-rable quality, type of issue, coupon, maturity and rating; indications as to value from securities dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security. Regardless of the method employed to value a particular security, all valuations are subject to review by the Fund's Board of Trustees or its delegate who may determine the appropriate value of a secu-rity whenever the value as calculated is significantly different from the previous day's calculated value.

--------------------------------------------------------------------------------
GENERAL INFORMATION

The Custodian of the assets of the Fund is The Chase Manhattan Bank ("Chase"), 4 New York Plaza, New York, New York 10004-2413. Chase also provides certain accounting services to the Fund. The Fund's transfer, shareholder services and dividend paying agent, Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

The Fund is a series of the Nuveen Investment Trust ("Trust"). The Trust is an open-end diversified management investment company under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on May 6, 1996. The Board of Trustees is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there are three series authorized and outstanding, each of which is divided into four classes of shares designated as Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares repre-sents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribu-tion and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automati-cally convert into Class A Shares of the same Fund, as described above. The Board of Trustees has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of share-holders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, share-holders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any share-holder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likeli-hood of the occurrence of these circumstances is remote.


--------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds offers a range of funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           MUNICIPAL BOND FUNDS

           National Funds/1/

           State Funds

           Alabama                     Michigan
           Arizona                     Missouri
           California/2/               New Jersey/3/
           Colorado                    New Mexico
           Connecticut                 New York/2/
           Florida/3/                  North Carolina
           Georgia                     Ohio
           Kansas                      Pennsylvania
           Kentucky/4/                 South Carolina
           Louisiana                   Tennessee
           Maryland                    Virginia
           Massachusetts/2/            Wisconsin

           Notes
           1. Long-term, insured long-term, intermediate-term and limited-term portfolios.
           2. Long-term and insured long-term portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


LOGO
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227                                                 EBAL-PR-BMSF 6/97

[NUVEEN]

Balanced
Stock and Bond Fund


[PHOTO OF WOMAN APPEARS HERE]


Prospectus
August 1, 1996,
as updated
June 1, 1997

--------------------------------------------------------------------------------
INVESTING IN NUVEEN MUTUAL FUNDS
Since our founding in 1898, John Nuveen & Co. has been synonymous with invest-ments that withstand the test of time. Today, we offer a range of equity and fixed-income mutual funds designed to suit the unique circumstances and finan-cial planning needs of mature investors. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

Value-investing -- purchasing the securities of strong companies at an attrac-tive price -- is the cornerstone of Nuveen's investment philosophy. That's why we've enlisted Institutional Capital Corporation (ICAP) as the portfolio manager for the Nuveen Balanced Stock and Bond Fund. ICAP, like Nuveen, is a conservative, research-driven investment manager that invests for value. With this fund, ICAP's team of investment professionals seeks to offer you attrac-tive long-term growth potential with protection in down markets.

This prospectus describes in detail the investment objectives, policies and risks of the Nuveen Balanced Stock and Bond Fund. We invite you to discuss the contents with your financial adviser, or you may call us at 800-621-7227 for additional information.

-------------------------------------------------------------------------------
NUVEEN BALANCED STOCK AND BOND FUND

Prospectus
August 1, 1996, as updated June 1, 1997

The NUVEEN BALANCED STOCK AND BOND FUND (the "Fund") is a mutual fund that seeks to provide over time an attractive total return from a diversified port-folio of equity securities, taxable fixed-income securities and cash equiva-lents. The Fund emphasizes capital appreciation in favorable market environ-ments and capital preservation in adverse market environments by gradually shifting the allocation of the Fund's portfolio between equity securities, taxable fixed-income securities and cash equivalents, depending upon the rela-tive risk/reward characteristics of these asset categories, within defined ranges for each asset category.

The Fund offers you Flexible Purchase Options, which provide the flexibility to purchase Fund shares in the same manner you typically make other mutual fund investments. You may choose from one of four alternative classes of Fund shares (Classes A, B, C and R), each with a different combination of sales charges, ongoing fees, eligibility requirements, and other features. Your financial adviser will be able to assist you in determining which share class is best for you. See "Flexible Purchase Options," "How to Buy Fund Shares" and "Summary of Fund Expenses."

The Fund is a series of The Nuveen Investment Trust (the "Trust"). This Prospectus contains information you should know before investing in the Fund. Please retain it for future reference. You can find more detailed information about the Fund in the Statement of Additional Information dated August 1, 1996, as updated February 1, 1997, and as amended from time to time. For a free copy of this Statement, write to the Nuveen Mutual Funds, 333 West Wacker Drive, Chicago, IL 60606, or call Nuveen toll-free at 800-621-7227. The State-ment has been filed with the Securities and Exchange Commission and is incor-porated by reference into this Prospectus.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


-------------------------------------------------------------------------------

     CONTENTS
   3 SUMMARY OF FUND EXPENSES
   4 FINANCIAL HIGHLIGHTS
   4 SUMMARY INFORMATION ABOUT THE FUND
   4 INVESTMENT OBJECTIVE
   4 HOW THE FUND PURSUES ITS OBJECTIVE
   5 PERFORMANCE OF THE PORTFOLIO MANAGER
   6 HOW TO DETERMINE IF THE FUND IS RIGHT FOR YOU
   6 FUND FEATURES AND BENEFITS
   6 RISKS AND SPECIAL CONSIDERATIONS
   7 WHO IS RESPONSIBLE FOR THE OPERATION OF THE FUND?
   7 ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
   9 FLEXIBLE PURCHASE OPTIONS
  10 HOW TO BUY FUND SHARES
  15 DISTRIBUTION AND SERVICE PLAN
  15 HOW TO REDEEM FUND SHARES
  17 MANAGEMENT OF THE FUND
  18 HOW THE FUND SHOWS PERFORMANCE
  18 DISTRIBUTIONS AND TAXES
  19 NET ASSET VALUE
  19 GENERAL INFORMATION


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES

The purpose of the tables below is to help you understand all expenses and fees that you would bear directly or indirectly as a Fund shareholder. The percent-ages shown are estimated for the current fiscal year. Actual fees and expenses may be greater or less than those shown. An example of how the expenses work follows these tables.

--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES (AS A
PERCENT OF OFFERING PRICE)(1)               CLASS A  CLASS B CLASS C CLASS R(2)
-------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases   5.25%(3)   None    None     None
Maximum Sales Charge Imposed on Reinvested
Dividends                                       None   None    None     None
Exchange Fees                                   None   None    None     None
Deferred Sales Charge (as a percentage of
lesser of purchase price or redemption
proceeds)                                    None(4)  5%(5)   1%(6)     None
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENT OF AVERAGE DAILY
NET ASSETS)                      CLASS A CLASS B CLASS C CLASS R
----------------------------------------------------------------
Management Fees                    .75%    .75%    .75%   .75%
Rule 12b-1 Fees(7)                 .25%   1.00%   1.00%   None
Other Operating Expenses (after
reimbursement)(8)                  .10%    .10%    .10%   .10%
----------------------------------------------------------------
Total Expenses                    1.10%   1.85%   1.85%   .85%
----------------------------------------------------------------

(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their mate-rials for details.

(2) Class R Shares are available for purchase only under certain limited circumstances, or by specified classes of investors. See "How to Buy Fund Shares--Class R Shares."

(3) Reduced sales charges apply to purchases of $50,000 or more. See "How to Buy Fund Shares--Class A Shares."

(4) Certain Class A purchases at net asset value of $1 million or more may be subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase. See "How to Buy Fund Shares--Class A Shares."

(5) Class B Shares redeemed within six years of purchase are subject to a contingent deferred sales charge of 5% during the first year, 4% during the second and third years, 3% during the fourth year, 2% during the fifth year, and 1% during the sixth year.

(6) Class C Shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(7) Class A, Class B and Class C Shares are subject to an annual service fee of .25% of the average daily net assets to compensate Authorized Dealers for ongoing account services. In addition, Class B and Class C Shares are subject to annual distribution fees of .75% of the average daily net assets to reim-burse Nuveen for costs in connection with the sale of Fund shares. See "Distri-bution and Service Plan." Long-term holders of Class B and Class C Shares may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Rules of Fair Practice.

(8) The investment adviser has agreed to waive fees and reimbursement expenses through July 31, 1997 in order to prevent Total Expenses (excluding any distri-bution or service fees and extraordinary expenses) from exceeding .85% of the average daily net asset value of any class of Fund shares. Absent reimburse-ment, "Other Operating Expenses" are estimated to be .25%.


EXAMPLE*

For the Fund, you would pay the following expenses on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return and (2) redemp-tion at the end of each time period:

--------------------------------------------------------------------------------

                                      1 YEAR                                                     3 YEARS
--------------------------------------------------------------------------------------------------------
Class A                               $63                                                        $86
Class B**                             $58                                                        $90
Class C***                            $19                                                        $58
Class R                               $ 9                                                        $27
--------------------------------------------------------------------------------------------------------

*This example does not represent past or future expenses, which may be greater or less than those shown. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in this example. This example assumes that the percentage amounts listed under Annual Operating Expenses remain the same in each of the periods. For additional information about the Fund's fees and expenses, see "Distribution and Service Plan" and "Management of the Fund."

**Assumes that the shareholder redeemed on the first day of the next year and the contingent deferred sales charge was applied as follows: 1 year (4%) and 3 years (3%). If instead the shareholder had redeemed on the last day of the prior year, the expenses would have been as follows: 1 year $68 and 3 years $100. See "How to Buy Fund Shares--Class B Shares."

***Assumes that the shareholder redeemed on the first day of the second year and the contingent deferred sales charge was not applicable for any of the periods shown. If instead the shareholder had redeemed on the last day of the first year, the expenses in the first year would have been $29. See "How to Buy Fund Shares--Class C Shares."


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The following financial information has been derived from the unaudited finan-cial statements of the Fund which are included in the Statement of Additional Information and should be read in conjunction with these financial statements and related notes.

---------- ---------------------------------  ----------------------------------

 CLASS             INVESTMENT OPERATIONS AND DISTRIBUTIONS:
 (INCEPTION DATE)
                                            Net
                                         Realized              Distribu-
                                        and Unreal- Dividends    tions
                   Beginning    Net      ized Gain   from Net    from     Ending
  Period Ending    Net Asset Investment (Loss) From Investment  Capital  Net Asset
   December 31,      Value   Income(b)  Investments   Income     Gains     Value
 ----------------  --------- ---------- ----------- ---------- --------- ---------
 CLASS A (8/96)
 1996(d)            $20.000    $.214      $1.789      $(.209)   $(.104)   $21.690
--------------------------------------------------------------------------------------
 CLASS B (8/96)
 1996(d)             20.000     .153       1.780       (.149)    (.104)    21.680
--------------------------------------------------------------------------------------
 CLASS C (8/96)
 1996(d)             20.000     .153       1.780       (.149)    (.104)    21.680
--------------------------------------------------------------------------------------
 CLASS R (8/96)
 1996(d)             20.000     .234       1.789       (.229)    (.104)    21.690
--------------------------------------------------------------------------------------
 CLASS             RATIOS/SUPPLEMENTAL DATA:
 (INCEPTION DATE)
                                                    Ratio of Net
                                         Ratio of    Investment              Average
                               Ending   Expenses to   Income to   Portfolio Commission
  Period Ending      Total   Net Assets Average Net    Average    Turnover     Rate
   December 31,    Return(a) (millions)  Assets(b)  Net Assets(b)   Rate     Paid(c)
------------------ --------- ---------- ----------- ------------- --------- ----------
 CLASS A (8/96)
 1996(d)             10.15%    $    9      1.10%+       2.62%+        38%     $.0275
--------------------------------------------------------------------------------------
 CLASS B (8/96)
 1996(d)              9.76          9      1.85+        1.88+         38       .0275
--------------------------------------------------------------------------------------
 CLASS C (8/96)
 1996(d)              9.76          9      1.85+        1.88+         38       .0275
--------------------------------------------------------------------------------------
 CLASS R (8/96)
 1996(d)             10.26      5.395       .85+        2.87+         38       .0275
--------------------------------------------------------------------------------------

+Annualized.

(a)Total returns are calculated on net asset value without any sales charge and are not annualized.

(b)After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Institutional Advisory Corp.

(c)Average commission rate paid on equity portfolio transactions. Commissions paid are included in the cost of the securities.

(d)From commencement of class operations as noted through the semi-annual period ending December 31, 1996.

--------------------------------------------------------------------------------
SUMMARY INFORMATION ABOUT THE FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The Fund seeks to provide over time an attractive total return from a diversi-fied portfolio of equity securities, taxable fixed income securities and cash equivalents by emphasizing capital appreciation in favorable markets and capital preservation in adverse markets. The investment objective may not be changed without shareholder approval. There is no assurance that this objective will be realized.

--------------------------------------------------------------------------------
HOW THE FUND PURSUES ITS OBJECTIVE

The Fund invests in a conservative mix of equities, taxable bonds and cash equivalents. The Fund will seek capital growth primarily through its equity investments. The Fund invests in taxable fixed-income securities and cash equivalents in order to reduce risk and preserve capital and to provide current income. Please see "Additional Information About the Fund's Investments" for a more detailed discussion.

The Fund's portfolio manager, Institutional Capital Corporation ("ICAP"), employs a value-oriented approach to select equity securities for the equity portion of the Fund's investment portfolio. Equity securities are initially screened using proprietary valuation models on the basis of each security's relative price-earnings ratio and earnings stability. ICAP then conducts exten-sive company research on the securities that pass this initial screen in order to identify those securities with a clear company-specific or thematic catalyst which ICAP believes will trigger significant price appreciation over a defined nine to eighteen month period. The most attractive 40-45 securities identified are purchased by ICAP for the Fund's investment portfolio. ICAP then monitors the performance of its investments closely; if an investment underperforms expectations and ICAP's expectations of the investment's future performance potential no longer meet its original purchase criteria, ICAP will quickly replace the security in order to prevent continued underperformance.

Over time, the Fund may gradually shift the mix of its investment portfolio in order to emphasize capital appreciation in favorable markets and capital pres-ervation in adverse markets. The Fund may shift its asset mix within defined ranges for each category in response to changing market conditions, and will rebalance when necessary in order to prevent the portfolio's investment mix from moving outside these ranges under normal market conditions.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE OF THE PORTFOLIO MANAGER

The Fund commenced investment operations in August 1996. ICAP, the Fund's port-folio manager, is an institutional investment management firm based in Chicago with over 27 years of experience and nearly $7 billion in assets under manage-ment. ICAP's performance results presented below reflect the investment perfor-mance of the ICAP Balanced Composite before deduction of any investment advi-sory fees or other expenses, less Class A's projected annual operating expenses as summarized in the Summary of Fund Expenses. The chart illustrating the growth of a hypothetical $10,000 investment also assumes payment of the maximum Class A sales charge of 5.25%. These performance results would be different from a comparable Class B, C or R investment, reflecting the different sales charge and ongoing operating expenses of each respective class. The ICAP Balanced Composite represents the composite performance of the managed accounts, presently totaling approximately $480 million, for which ICAP has served as investment adviser and that have substantially the same investment objectives and policies as the Fund. The ICAP Balanced Composite performance represents past performance and should not be interpreted as indicative of future performance of the Fund.

Over time, a balanced portfolio can provide significant growth potential. The following chart shows that the growth of the ICAP Balanced Composite outpaced the Lipper Balanced Fund Index, the Lehman Intermediate Treasury Index and inflation.
                             [CHART APPEARS HERE]

The chart which appears here shows the growth of a $10,000 investment from April 1977 through March 1997. Specifically, the chart shows that a $10,000 investment in Class A,* Lipper Balanced Fund Index, Lehman Intermediate Treasury, and the Consumer Price Index (inflation) would have appreciated to $136,867, $112,327, $57,871, and $26,861, respectively. In addition, the table shows the average annual total returns over 1, 5, 10, and 20 years for Class A* is 8.36%, 11.89%, 12.24%, and 13.98%, respectively and for the Lipper Index is 11.02%, 11.07%, 9.90% and 12.86%, respectively.

*The returns reflected in the chart above prior to the Fund's inception are that of the ICAP Balanced Composite before deduction of any advisory fees or other expenses, less Class A's projected annual operating expenses.

The Lehman Intermediate Treasury returns in the above chart assume reinvestment of all income distributed by the securities held in the index, but do not include brokerage commissions or other fees an investor would incur by investing in the portfolio of securities comprising the index. The current Lipper Balanced Fund Index reflects the average returns of the 30 largest funds in the Lipper Balanced Fund Objective. As of December 31, 1996 there were 272, 154, 52, 35 and 24 funds, respectively, in the Lipper Balanced Fund Objective with 1-, 3-, 5-, 10- and 20-year performance records. The returns of the Lipper Balanced Fund Index do not include the effect of any sales charges that an investor will incur by purchasing the funds in the Lipper Balanced Fund Index directly. There can be no assurance that the Fund's future performance will be comparable to that shown above.

In addition to offering competitive returns, a balanced portfolio can also provide the downside protection that many of today's investors are seeking. Because stocks and bonds often move in different directions as market condi-tions change, a balanced strategy can help reduce risk and preserve capital in down markets. Over the past 20 years, there have been four periods in which the S&P 500 declined by more than 10% in a quarter or over consecutive quarters before experiencing a positive quarterly return. The following chart shows how ICAP's Balanced Composite significantly outperformed both the S&P 500 and the Lipper Balanced Fund Index in these down markets. This illustration is not intended to predict future Fund performance.

                           [BAR CHART APPEARS HERE]

                     Superior Performance in Down Markets

                             1/77 - 3/78  4/81 - 6/82  10/87 - 12/87  7/90 - 9/90
                             -----------  -----------  -------------  -----------
Class A*                       -2.09%        +4.05%        -9.26%        -6.75%

S&P 500                       -11.75%       -13.47%       -22.63%       -13.78%

Lipper Balanced Fund Index     -3.01%        -0.69%       -13.25%        -8.09%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO DETERMINE IF THE FUND IS RIGHT FOR YOU

WHO SHOULD INVEST

The Fund may be a suitable investment if:

 . you are seeking the growth potential of stocks but are concerned about the higher risks of mutual funds investing only in stocks.

 . you are seeking the growth potential of stocks yet also desire both capital preservation and current income

 . you are looking for a balanced approach to achieving your financial objec-tives in a single investment

 .  you have a long-term investment horizon

 .  you are seeking a balanced mutual fund for use in a tax-deferred account

WHO SHOULD NOT INVEST

The Fund may not be a suitable investment if:

 .  you are unwilling to accept some fluctuations in share price

 .  you have a short-term investment horizon

--------------------------------------------------------------------------------
FUND FEATURES AND BENEFITS

LOW MINIMUM INVESTMENT

You can start your investment with a low initial purchase of $3,000 ($1,000 for an Individual Retirement Account) in a particular share class. Additional investments can be made for as little as $50. Exceptions to these minimums are made for participants in the Fund's automatic deposit, group purchase or rein-vestment programs. See "How to Buy Fund Shares" for more details.

FLEXIBLE PURCHASE OPTIONS

The Fund offers four classes of shares--Classes A, B, C and R. Each class offers a different combination of sales charges, ongoing fees, eligibility requirements and other features. This permits you and your financial adviser to choose the share class which best meets your investment needs. You and your adviser will want to consider:

 .  the amount of your current investment

 .  current holdings in the Fund

 .  length of time you expect to hold the shares

 .  timing and amount of any future Fund investments

 .  other relevant information

See "Flexible Purchase Options," "How to Buy Fund Shares" and "How to Redeem Fund Shares" for further discussion of the Fund's flexible purchase options.

EXCHANGE PRIVILEGE

Shares of the Fund may be quickly and easily exchanged by telephone, without a sales charge, for shares of the same or equivalent class of any other Nuveen Mutual Fund or for shares of certain Nuveen money market funds.

DIVIDEND REINVESTMENT

All income dividends or capital gains paid with respect to each class of shares will be reinvested automatically into additional shares of the same class without a sales charge, unless you elect to receive them in cash.

INVESTMENT OF NUVEEN UNIT TRUST DISTRIBUTIONS

Distributions from any Nuveen Unit Trust may be used to buy Class A Shares of the Fund without a sales charge.

AUTOMATIC DEPOSIT AND WITHDRAWAL PLANS

The Fund offers a number of options to help you manage additions to, and with-drawals from, your account. These include automatic deposit, direct deposit and payroll deduction plans for adding to your account on a regular basis. If you need periodic withdrawals, and own shares totaling $10,000 or more, you can arrange to have $50 or more sent directly from your account monthly or quar-terly.

ELECTRONIC FUND TRANSFERS

Nuveen's Fund Direct lets you link your Fund account to your account at a bank or other financial institution. You may use Fund Direct to transfer money elec-tronically between accounts, to purchase shares by phone, to invest through an automatic deposit plan, or to send payments directly to your bank account.

TELEPHONE REDEMPTION

You may establish free telephone redemption privileges for your account.

EASY LIQUIDITY

You may redeem all or some of your Fund shares on any business day at the then net asset value. Class B and Class C Shares, as well as certain Class A purchases of $1 million or more at net asset value, may be subject to a contin-gent deferred sales charge upon redemption. See "How to Redeem Fund Shares."

--------------------------------------------------------------------------------
RISKS AND SPECIAL CONSIDERATIONS

You should consider certain other factors about the Fund before investing. The value and market risk of the Fund's investment portfolio will tend to vary with changes in the allocation of its investments among different asset classes and changes in the fixed income and equity markets. The Fund's equity investments are subject to equity market risk, i.e. the risk that equity prices could decline over short or even extended periods. The equity markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. The Fund's fixed-income investments are subject to interest rate and credit risk. In general, the market value of the Fund's fixed-income investments will increase when interest rates decline and decrease when interest rates rise. Although the prices of equity and fixed-income securities often rise and fall at different times so that a fall in price of one will be offset by a rise in, or at least buffered by price stability in, the other, prices in the two markets often move in tandem. Accordingly, the Fund should be considered a long-term investment, designed to


--------------------------------------------------------------------------------
provide the best results when held for a multi-year period. The Fund may not be suitable if you have a short-term investment horizon. In addition, investments by the Fund in American Depository Receipts ("ADRs") of foreign companies involve opportunities and risks not typically associated with investing in U.S. companies. There are special risks associated with options and futures transac-tions. See "Additional Information About the Fund's Investments."

--------------------------------------------------------------------------------
WHO IS RESPONSIBLE FOR THE OPERATION OF THE FUND?

The following organizations work together to provide the services and features offered by the Fund:

--------------------------------------------------------------------------------

 ORGANIZATION                FUNCTION                  DUTIES
----------------------------------------------------------------------------------
 John Nuveen & Co.           Fund Sponsor              Sponsors and manages the
 Incorporated                and Principal             offering
 ("Nuveen")                  Underwriter               of Fund shares
 Nuveen                      Fund Manager              Oversees the Fund's
 Institutional                                         portfolio manager, manages
 Advisory Corp.                                        the Fund's business affairs
 ("NIAC")                                              and provides day-to-day
                                                       administrative
                                                       services to the Fund
 Institutional Capital       Portfolio                 Manages the Fund's
 Corporation                 Manager                   investment portfolio
 ("ICAP")
 Shareholder                 Transfer                  Maintains shareholder
 Services,                   Agent;                    accounts, handles share
 Inc. ("SSI")                Shareholder               redemptions and exchanges
                             Services                  and dividend payments
                             Agent;
                             Dividend
                             Paying
                             Agent
 The Chase                   Custodian                 Maintains custody of the
 Manhattan Bank                                        Fund's investments and
 ("Chase")                                             provides certain accounting
                                                       services to the Fund
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS

HOW THE FUND DIVERSIFIES ITS INVESTMENT PORTFOLIO

The Fund's investment portfolio will be invested in a diversified portfolio of equity securities, taxable fixed-income securities and cash equivalents. The Fund's target investment mix is 55% equity securities, 40% fixed-income securi-ties and 5% cash equivalents, reflecting the Fund's anticipated average alloca-tion of its investment portfolio over a full market cycle. The Fund may gradu-ally shift the allocation of its investment portfolio in order to emphasize capital appreciation in favorable market environments and capital preservation in adverse market environments. The Fund will shift its investment mix within defined ranges for each asset category based upon each category's relative risk and reward characteristics. The Fund will also rebalance its investment port-folio when necessary in order to prevent the portfolio's investment mix from moving outside these defined ranges under normal market conditions. The table below summarizes the Fund's target investment mix and the allowable range of each asset category's target mix.

--------------------------------------------------------------------------------

                                             TARGET
                                         INVESTMENT                                 ALLOWABLE
                                                MIX                                     RANGE
---------------------------------------------------------------------------------------------
Equity Securities                               55%                                    40-70%
Fixed-Income Securities                         40%                                    25-55%
Cash Equivalents                                 5%                                     0-20%
---------------------------------------------------------------------------------------------

The Fund's Board of Trustees from time to time, without shareholder approval, may change the Fund's target investment mix and the allowable range for each asset category if, after consultation with NIAC and ICAP, the Board determines that such a change is in the best interests of shareholders.

During temporary defensive periods, the Fund may invest any percentage of its assets in temporary investments, as described below under "Temporary Invest-ments." During such periods, which may occur at a time when the Fund would otherwise rebalance its investment mix, the proportion of the Fund's assets invested in an asset category may fall outside the allowable range for that asset category.

HOW THE FUND SELECTS INVESTMENTS

As portfolio manager, ICAP selects equity securities on the basis of its evalu-ation of each security's relative value in terms of projected price-earnings ratios and earnings stability. When making investment decisions, ICAP develops an economic framework (including an interest rate, inflation, and business cycle outlook) and analyzes strategic economic and/or industry themes to iden-tify appropriate investments. ICAP uses a variety of proprietary research tech-niques and computer models to search for equity securities believed to possess the best relative value based on proprietary price/earnings projections and an analysis of earnings stability. Furthermore, a clear catalyst must exist, either stock-specific, industry or economic, which ICAP believes will trigger significant price appreciation in a definable period. In order to enhance its internal research, ICAP also utilizes a wide variety of external sources for investment information including recognized strategists, economists, technical and fundamental analysts, corporate executives, and industry sources.

For each equity investment, ICAP establishes an upside price target and a downside risk potential. This strategy allows for continuous monitoring of fundamental conditions and stock price performance. Although ICAP typically expects the investment potential of each investment to be realized over a nine to eighteen month time period, it is not unusual for equities to be held for a longer period if justified by their potential future performance. Investments that underperform expectations are reviewed intensively. If the risk/reward profile of a particular investment becomes unattractive or the reasons for owning the security no longer appear valid, the investment typically is sold expeditiously to avoid continued underperformance.

EQUITY SECURITIES

Under normal market conditions, the Fund will invest the assets allocated to equity investments primarily in equity


--------------------------------------------------------------------------------
securities of domestic companies with market capitalizations of at least $500 million ("Equity Securities"). Equity Securities include, but are not limited to, common stocks; preferred stocks; warrants to purchase common stocks or preferred stocks; securities convertible into common or preferred stocks, such as convertible bonds and debentures; and other securities with equity charac-teristics.

Convertible bonds and debentures must be rated Baa or higher by Moody's Investors Service ("Moody's") or BBB or higher by Standard & Poor's ("S&P"), Duff & Phelps, Inc. ("D&P") or Fitch Investors Service, Inc. ("Fitch"). Bonds rated Baa or BBB, although considered investment grade, have speculative char-acteristics and may be subject to greater fluctuations in value than higher-rated bonds. A general description of ratings may be found in the Statement of Additional Information.

In addition, the Fund may invest indirectly in equity securities of foreign issuers through investments in American Depository Receipts ("ADRs"), described later in this section.

FIXED-INCOME SECURITIES AND CASH EQUIVALENTS

The Fund invests in taxable fixed-income securities and cash equivalents in order to reduce risk and preserve capital, and to provide current income.

The Fund will invest the portion of its net assets allocated to fixed-income securities in U.S. Treasury and investment grade debt securities with maturi-ties of one to fifteen years. These securities are selected on the basis of the shape of the yield curve and ICAP's outlook for interest rates. Investment grade debt securities include bonds rated Baa or higher by Moody's and BBB or higher by S&P, D&P or Fitch. See the discussion above on bonds rated BBB or Baa.

The Fund will invest the portion of its net assets allocated to cash in cash equivalents and short-term fixed-income securities issued by issuers having a long-term rating of A or higher by S&P, Moody's or Fitch, or A- or higher by Duff & Phelps, and having a maturity of one year or less. Cash equivalents may include U.S. Government securities, certificates of deposit, bankers' accept-ances, commercial paper rated A-1 or higher by S&P, Prime-1 or higher by Moody's, Duff 2 or higher by D&P or Fitch 2 or higher by Fitch, and repurchase agreements entered into only with respect to obligations of the U.S. govern-ment, its agencies or instrumentalities, certificates of deposit and bankers acceptances.

A repurchase agreement is a contract under which the Fund would acquire a secu-rity for a relatively short period of time, and the seller would agree to buy back such security at a fixed price and time. Repurchase agreements could involve certain risks in the event of the default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

TEMPORARY INVESTMENTS

During certain temporary periods, in order to keep cash on hand fully invested or, as a defensive measure in response to prevailing market conditions, the Fund may invest without limitation in cash equivalents and short-term fixed-income securities as described above. See the Statement of Additional Informa-tion under "Investment Policies and Techniques--Short-Term Taxable Fixed Income Securities" for additional information.


WHEN-ISSUED SECURITIES

In order to lock in a fixed price on a security it intends to purchase, the Fund may invest without limitation in securities purchased on a when-issued or delayed delivery basis ("When-Issued Securities"). Although the payment and terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund will segregate and maintain cash, cash equivalents, U.S. government securities, or other high-quality, liquid debt securities in an amount at least equal to the amount of outstanding commitments for When-Issued Securities at all times. Such securities involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

AMERICAN DEPOSITORY RECEIPTS ("ADRS")

ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and denominated in U.S. dollars. The Fund may invest up to 20% of its net assets in ADRs or other instruments denominated in U.S. dollars that permit indirect investment in foreign securi-ties. ADRs do not eliminate all the risk inherent in investing in foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period.

Investments in securities of foreign issuers involve risks in addition to the usual risks inherent in domestic investments, including currency risks. The value of a foreign security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency.

Some ADRs may not be sponsored by the issuer. ADRs are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in foreign investments include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets and issuers; diplomatic developments; and political or social instability. Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, and many foreign securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

CERTAIN INVESTMENT STRATEGIES AND LIMITATIONS

The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund's options and futures transac-tions may include instruments such as stock index options and futures contracts. Such transactions may be used for several reasons, including hedging unrealized portfolio gains. The Fund will only engage in futures and options transactions


--------------------------------------------------------------------------------
that, pursuant to regulations promulgated by the Commodity Futures Trading Commission (the "CFTC"), constitute bona fide hedging or other permissible risk management transactions and will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of the Fund's total assets. In addition, the Fund will not enter into options and futures transactions if more than 30% of the Fund's net assets would be committed to such instruments.

The ability of the Fund to benefit from options and futures is largely depen-dent upon ICAP's ability to correctly use such instruments, which may involve skills different from those associated with managing securities generally. The Fund could lose money on a futures transaction or an option could expire worthless, in addition to the Fund suffering a loss on the value of its port-folio assets. For a further discussion of options and futures transactions, please see the Statement of Additional Information.

The Fund may lend its portfolio securities, up to 33 1/3% of its total assets, to broker-dealers or institutional investors. The loans will be secured continuously by collateral at least equal to the value of the securities lent by "marking to market" daily. The Fund will continue to receive the equivalent of the interest or dividends paid by the issuer of the securities lent and will retain the right to call, upon notice, the lent securities. The Fund may also receive interest on the investment of the collateral or a fee from the borrower as compensation for the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to firms deemed by the portfolio manager to be of good standing.

The Fund may invest up to 15% of its net assets in illiquid securities, which include, but are not limited to, restricted securities (securities the dispo-sition of which is restricted under the federal securities laws); securities which may be resold pursuant to Rule 144A under the Securities Act of 1933 but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days.

PORTFOLIO TURNOVER

The Fund anticipates that its annual portfolio turnover rate will be between 75% and 100% under normal market conditions, and will generally not exceed 125%. A turnover rate of 100% would occur, for example, if the Fund sold and replaced securities valued at 100% of its net assets within one year. The Fund anticipates that the annual portfolio turnover rate for the equity portion of the portfolio will be between 100% and 125% under normal market conditions, and will generally not exceed 150%.

OTHER INVESTMENT POLICIES AND RESTRICTIONS

The Fund will not invest more than 5% of its net assets in any one of the following types of investments: warrants; unseasoned companies; and transac-tions in short sales against the box. In addition the Fund has adopted several restrictions on the investments and other activities of the Fund that may not be changed without shareholder approval. For example, the Fund may not:

 . With respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of the Fund's total assets would be invested in securities of that issuer, or
   (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

 . Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the Investment Company Act of 1940 that may involve a borrowing (such as, investing in When-Issued Securities or certain futures and options), provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in the value of assets will not be considered a violation.

Except as specifically noted above or in the Statement of Additional Informa-tion, the Fund's investment policies are not fundamental and may be changed without shareholder approval. For a more complete description of investment restrictions that may be changed without a shareholder vote, see the Statement of Additional Information.

-------------------------------------------------------------------------------
FLEXIBLE PURCHASE OPTIONS

The Fund has adopted Flexible Purchase Options that offers you four alterna-tive classes of Fund shares (Classes A, B, C and R), each with a different combination of sales charges, ongoing fees, eligibility requirements, and other features. The Fund's Flexible Purchase Options are designed to permit you and your financial adviser to choose the method of purchasing shares that you believe is most beneficial given the amount of your investment, any current holdings of Fund shares, the length of time you expect to hold your investment and other relevant circumstances. A summary of the four classes of Fund shares is set forth below:

-------------------------------------------------------------------------------

                                     CONTINGENT             ANNUAL                 ANNUAL
                                     DEFERRED               12B-1                  12B-1
              UP-FRONT               SALES CHARGE           DISTRIBUTION           SERVICE
              SALES CHARGE           "CDSC"                 FEE                    FEE
------------------------------------------------------------------------------------------
Class A       5.25%(1)               None(2)                None                   .25%
Class B       None                   5%(3)                  .75%(4)                .25%
Class C       None                   1%(5)                  .75%                   .25%
Class R       None                   None                   None                   None
------------------------------------------------------------------------------------------

(1) Maximum up-front sales charge, which is reduced for purchases of $50,000 or more. Up-front sales charge may be reduced or waived for certain purchases.

(2) Certain Class A purchases at net asset value of $1 million or more may be subject to a 1% CDSC if redeemed within 18 months of purchase.

(3) CDSC in the first year. CDSC declines to 0% after six years.

(4) Class B Shares convert to Class A Shares after eight years, which reduces the ongoing expenses borne by an investor.

(5) CDSC is applicable to shares redeemed within 12 months of purchase.

For more information regarding features of each class, see "How to Buy Fund Shares," "How to Redeem Fund Shares" and "Distribution and Service Plan" below.



-------------------------------------------------------------------------------

When you purchase Class A Shares, you will normally pay an up-front sales charge. As a result, you will have less money invested initially and you will own fewer Class A Shares than you would in the absence of an up-front sales charge. Alternatively, when you purchase Class B or Class
C Shares, you will not pay an up-front sales charge and all of your monies will be fully invested at the time of purchase. However, Class B and Class C Shares are subject to an annual distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge. In addi-tion, Class B Shares when redeemed are subject to a CDSC, which will vary depending on the length of time you owned your shares. Class B Shares automati-cally convert to Class A Shares eight years after purchase in order to limit the distribution fees you pay over the life of your investment. Class C Shares are subject to a CDSC of 1% if redeemed within 12 months of purchase. Because Class C Shares do not convert to Class A Shares and continue to pay an annual distribution fee indefinitely, Class C Shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years. Class A, Class B and Class C Shares are subject to annual service fees, which are identical in amount and are used to compensate Authorized Dealers for providing you with ongoing account services. You may qualify for a reduced sales charge or a sales charge waiver on a purchase of Class A Shares, as described under "How the Class A Sales Charge May Be Reduced or Waived." Class R Shares are available for purchase at a price equal to their net asset value, but only under certain circumstances or for certain categories of investors, as described below under "How to Buy Fund Shares--Class R Shares."

In deciding whether to purchase Class A, Class B, Class C or Class R Shares, you should consider all relevant factors, including the dollar amount of your purchase, any current holdings of Fund shares, the length of time you expect to hold the shares and whether a CDSC would apply, the amount of any applicable up-front sales charge, the amount of any applicable distribution or service fees that may be incurred while you own the shares, whether or not you will be reinvesting income or capital gain distributions in additional shares, whether or not you meet applicable eligibility requirements or qualify for a sales charge waiver or reduction, and the relative level of services that your finan-cial adviser may provide to different classes. Authorized Dealers and other persons distributing the Fund's shares may receive different compensation for selling different classes of shares.

Each class of shares represents an interest in the same portfolio of invest-ments. Each class of shares is identical in all respects except that each class has its own sales charge structure, each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. In addition, Class B Shares are subject to a conversion feature. As a result of the differences in the expenses borne by each class of shares, and differences in the purchase and redemption activity for each class, net income per share, dividends per share and net asset value per share will vary among the Fund's classes of shares.

Upon notice to all Authorized Dealers, Nuveen may reallow to Authorized Dealers electing to participate up to the full applicable Class A Share up-front sales charge during periods and for transactions specified in the notice. The reallowances made during these periods may be based upon attainment of minimum sales levels. Furthermore, Nuveen may from time to time provide additional promotional support and make additional reallowances only to certain Authorized Dealers who sell or are expected to sell certain minimum amounts of the Fund or other Nuveen Mutual Funds and Nuveen Unit Trusts during specified time periods. Promotional support may include providing sales litera-ture to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and adver-tising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Unit Trusts.

Such reimbursement will be based on the number of its financial advisers who have sold Nuveen Fund shares and Nuveen Unit Trust units during the prior calendar year according to an established schedule. Any such support or reim-bursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale. The staff of the Secu-rities and Exchange Commission takes the position that dealers who receive 90% or more of the applicable sales charge may be deemed underwriters under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
HOW TO BUY FUND SHARES

CLASS A SHARES
You may purchase Class A Shares at a public offering price equal to the appli-cable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth below. You may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below under "How the Class A Sales Charge May Be Reduced or Waived." Class A Shares are also subject to an annual service fee of .25%. See "Flexible Purchase Options" and "Distribution and Service Plan."

The up-front sales charge schedule for Class A Shares is as follows:

--------------------------------------------------------------------------------
                                                SALES  CHARGE
                           SALES CHARGE               AS % OF         REALLOWANCE AS
AMOUNT OF                AS % OF PUBLIC            NET AMOUNT            % OF PUBLIC
PURCHASE                 OFFERING PRICE              INVESTED         OFFERING PRICE
-------------------------------------------------------------------------------------
Less than $50,000                 5.25%                 5.54%                  5.00%
$50,000 but less
than $100,000                     4.25%                 4.44%                  4.00%
$100,000 but less
than $250,000                     3.50%                 3.63%                  3.25%
$250,000 but less
than $500,000                     2.75%                 2.83%                  2.50%
500,000 but less
than $1,000,000                   2.00%                 2.04%                  1.75%
$1,000,000 and over               0.00%                 0.00%                  0.00%*
-------------------------------------------------------------------------------------

*Authorized Dealers are eligible to receive a commission from Nuveen as discussed below.

The Fund receives the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown


--------------------------------------------------------------------------------
above to Authorized Dealers. See "Flexible Purchase Options" for more informa-tion about reallowances and other compensation to Authorized Dealers.

Certain commercial banks may make Class A Shares of the Fund available to their customers on an agency basis.
Pursuant to the agreements between Nuveen and these banks, some or all of the sales charge paid by a bank customer in connection with a purchase of Class A Shares may be retained by or paid to the bank. Certain banks and other finan-cial institutions may be required to register as securities dealers in certain states.

Class A purchases of $1 million or more are sold at net asset value without an up-front sales charge. Nuveen pays Authorized Dealers of record on such Class A Share purchases a sales commission equal to the sum of 1.00% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5.0 million. If such shares are redeemed within 18 months of purchase, a CDSC of 1% of the lower of the purchase price or the redemption proceeds may be imposed upon the redemption. Shares purchased by investors investing $1 million or more who have made arrangements with Nuveen and whose dealer of record waived the commission are not subject to the CDSC.

HOW THE CLASS A SALES CHARGE MAY BE REDUCED OR WAIVED

There are several ways to reduce or eliminate the up-front sales charge:

 .  cumulative discount;

 .  letter of intent;

 .  purchases with monies representing distributions from Nuveen-sponsored Unit
   Trusts;

 .  group purchase programs;

 .  reinvestment of redemption proceeds from non-affiliated funds; and

 .  special sales charge waivers for certain categories of investors.

You may qualify for a reduced sales charge as shown above on a purchase of Class A Shares if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of the Fund or of another Nuveen Mutual Fund, or units of a Nuveen Unit Trust, on which an up-front sales charge or ongoing distribution fee is imposed, falls within the amounts stated in the table. You or your financial adviser need to notify Nuveen or SSI of any cumu-lative discount level you have achieved at the time you purchase your shares.

You may qualify for a reduced sales charge on a purchase of Class A Shares if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown above. In order to take advantage of this option, you need to complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to SSI a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B and Class C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase over that period. You cannot count Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, a Nuveen Unit Trust or otherwise, towards completion of your Letter of Intent program.

By establishing a Letter of Intent, you agree that your first purchase of Class A Shares following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares repre-senting 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts that would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial adviser, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

You or your financial adviser need to notify Nuveen or SSI whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

You may purchase Class A Shares without an up-front sales charge if you are investing distributions from a Nuveen Unit Trust. There is no initial or subse-quent minimum investment requirement for such purchases.

If you are a member of a qualified group, you may purchase Class A Shares of the Fund or of another Nuveen Mutual Fund at the reduced sales charge appli-cable to the group's purchases taken as a whole. A "qualified group" is one which, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

Under any group purchase program, the minimum monthly investment in Class A Shares of any particular fund or portfolio by each participant is $50, and the


--------------------------------------------------------------------------------
minimum monthly investment in Class A Shares of any particular fund or portfolio for all participants in the program combined is $3,000. No certificates will be issued for any participant's account. All divi-dends and other distributions by the Fund will be reinvested in additional
Class
A Shares of the Fund. No participant may utilize a systematic withdrawal program.

To establish a group purchase program, both the group itself and each partici-pant must fill out special application materials, which the group administrator may obtain from the group's financial adviser by checking the applicable box on the enclosed Application Form or by calling SSI toll-free at 800-621-7227. See the Statement of Additional Information for more complete information about "qualified groups" and group purchase programs.

You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through an Authorized Dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more regis-tered investment companies not affiliated with Nuveen. You need to provide appropriate documentation that the redemption occurred not more than 360 days prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge upon the redemption of the shares of the other investment company. Class A Shares of the Fund may be purchased at net asset value without a sales charge and in any amount by officers, trustees and retired trustees of the Trust; bona fide, full-time and retired employees of Nuveen or ICAP, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members (as defined below); any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members; officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates; bank or broker-affiliated trust departments; investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services. For further details about these special categories and their eligibility requirements, please consult your financial adviser or the Statement of Additional Information, or call Nuveen at 800-621-7227.

Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund. You or your finan-cial adviser need to notify Nuveen or SSI whenever you make a purchase of Class A Shares that you wish to be covered under these special sales charge waivers. All of the above categories of investors are also eligible to purchase Class R Shares, as described below under "Class R Shares." Finally, Class A Shares may be issued at net asset value without a sales charge in connection with the acquisition by the Fund of another investment company.

GENERAL

In determining the amount of your purchases of Class A Shares that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust estate or fidu-ciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, their parents, their children and their grandchildren); or (3) all purchases made through a group purchase program as described above.

The reduced sales charge programs may be modified or discontinued by the Fund at any time upon prior written notice to shareholders of the Fund.

FOR MORE INFORMATION ABOUT THE PURCHASE OF CLASS A SHARES OR REDUCED SALES CHARGE PROGRAMS, OR TO OBTAIN THE REQUIRED APPLICATION FORMS, CALL NUVEEN TOLL-FREE AT 800-621-7227.

CLASS B SHARES

You may purchase Class B Shares at a public offering price equal to the appli-cable net asset value per share without any up-front sales charge. Since Class B Shares are sold without an initial sales charge, the full amount of your purchase payment will be invested in Class B Shares. Class B Shares are subject to an annual distribution fee to compensate Nuveen for its costs in connection with the sale of Class B shares, and are also subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing financial advice and other account services.

You may be subject to a CDSC if you redeem your Class B shares within a speci-fied period after purchase, as shown in the table below. See "Flexible Purchase Options" and "Distribution and Service Plan." Nuveen compensates Authorized Dealers for sales of Class B Shares at the time of sale at the rate of 4.00% of the amount of Class B Shares purchased, which represents a sales commission of 3.75% plus an advance on the first year's annual service fee of .25%.

If redeemed prior to the end of the sixth year after purchase, Class B Shares may be subject to a CDSC, as set forth below:

------------------------------------------------------------------------------
YEARS SINCE PURCHASE                                                      CDSC
------------------------------------------------------------------------------
0-1                                                                        5%
1-2                                                                        4%
2-3                                                                        4%
3-4                                                                        3%
4-5                                                                        2%
5-6                                                                        1%
------------------------------------------------------------------------------

Class B Shares acquired through the reinvestment of dividends are not subject to a CDSC. Any CDSC will be imposed on the lower of the redeemed shares' cost or net asset value at the time of redemption. For more information regarding the imposition of the CDSC, see "How to Redeem Fund Shares--Class B Shares," below.

Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial


--------------------------------------------------------------------------------
purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attrib-uted to particular purchases of Class B Shares in accordance with such proce-dures as the Board of Trustees may determine from time to time. Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the contin-uing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

CLASS C SHARES

You may purchase Class C Shares at a public offering price equal to the appli-cable net asset value per share without any up-front sales charge. Class C Shares are subject to an annual distribution fee to compensate Nuveen for its costs in connection with the sale of Class C Shares. Class C Shares are also subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing financial advice and other account services. Nuveen compen-sates Authorized Dealers for sales of Class C Shares at the time of the sale at a rate of 1% of the amount of Class C Shares purchased, which represents a sales commission of .75% plus an advance on the first year's annual service fee of .25%. See "Flexible Purchase Options" and "Distribution and Service Plan."

Redemptions of Class C Shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. See "How to Redeem Fund Shares--Class C Shares."

CLASS R SHARES

If you are making an initial purchase of $1 million or more of Fund shares in a single transaction, you may purchase Class R shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge or ongoing distribution or service fees. You also may purchase Class R Shares subject only to the Fund's minimum investment requirement of $3,000 if you are within the following specified categories of investors who are eligible to purchase Class A Shares at net asset value without an up-front sales charge: officers, trustees and retired trustees of the Trust; bona fide, full-time and retired employees of Nuveen or ICAP, any parent company of Nuveen, and subsidi-aries thereof, or their immediate family members; any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members; officers and directors of bank holding companies that make Fund shares available directly or through subsidi-aries or bank affiliates; bank or broker-affiliated trust departments; investors purchasing on a periodic fee, asset based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and clients of investment advisers, financial planners or other financial interme-diaries that charge periodic or asset-based fees for their services. For further details about these special categories and their eligibility requirements, please consult your financial adviser or the State-ment of Additional Information, or call Nuveen at 800-621-7227.

If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the same types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

INITIAL AND SUBSEQUENT PURCHASES OF SHARES

You may buy Fund shares through Authorized Dealers or by calling or directing your financial adviser to call Nuveen toll-free at 800-843-6765. You may pay for your purchase by Federal Reserve draft or by check made payable to "Nuveen Balanced Stock and Bond Fund, Class [A], [B], [C], [R]," delivered to the financial adviser through whom the investment is to be made for forwarding to the Fund's shareholder services agent, SSI. When making your initial invest-ment, you must also furnish the information necessary to establish your Fund account by completing and enclosing with your payment the attached Application Form. After your initial investment, you may make subsequent purchases at any time by forwarding to your financial adviser or SSI a check in the amount of your purchase made payable to "Nuveen Balanced Stock and Bond Fund, Class [A], [B], [C], [R]," and indicating on the check your account number. All payments need to be in U.S. dollars and should be sent directly to SSI at its address listed on the back cover of this Prospectus. A check drawn on a foreign bank or payable other than to the order of the Fund generally will not be acceptable. You may also wire Federal Funds directly to SSI, but you may be charged a fee for this. For instructions on how to make Fund purchases by wire transfer, call Nuveen toll-free at 800-621-7227.

PURCHASE PRICE

The price at which you purchase a class of Fund shares is based on the next calculation of the net asset value for that share class after the order is placed. The net asset value per share of each share class is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. See "Net Asset Value," below for a description of how net asset value is calculated.

MINIMUM INVESTMENT REQUIREMENTS

Generally, your first purchase of any class of the Fund's shares needs to be for $3,000 or more ($1,000 or more for an Individual Retirement Account). Addi-tional purchases may be in amounts of $50 or more. These minimums may be changed at any time by the Fund. There are exceptions to these minimums for shareholders who qualify under one or more of the Fund's automatic investment, group purchase or reinvestment programs.



--------------------------------------------------------------------------------

SYSTEMATIC INVESTMENT PROGRAMS

The Fund offers you several opportunities to capture the benefits of "dollar cost averaging" through systematic investment programs. In a regularly followed dollar cost averaging program, you would purchase more shares when Fund share prices are lower and fewer shares when Fund share prices are higher, so that the average price paid for Fund shares is less than the average price of the Fund shares over the same time period. Dollar cost averaging does not assure profits or protect against losses in a steadily declining market. Since dollar cost averaging involves continuous investment regardless of fluctuating price levels, you should consider your financial ability to continue investing in declining as well as rising markets before deciding to invest in this way. The Fund offers two different types of system-atic investment programs:

Once you have established a Fund account, you may make regular investments in an amount of $25 or more each month by authorizing SSI to draw preauthorized checks on your bank account. There is no obligation to continue payments and you may terminate your participation at any time at your discretion. No charge in addition to the applicable sales charge is made in connection with this Plan, and there is no cost to the Fund. To obtain an application form for the Automatic Deposit Plan, check the applicable box on the enclosed Application Form or call Nuveen toll-free at 800-621-7227.

Once you have established a Fund account, you may, with your employer's consent, make regular investments in Fund shares of $25 or more per pay period by authorizing your employer to deduct this amount automatically from your paycheck. There is no obligation to continue payments and you may terminate your participation at any time at your discretion. No charge in addition to the applicable sales charge is made for this Plan, and there is no cost to the Fund. To obtain an application form for the Payroll Direct Deposit Plan, check the applicable box on the enclosed Application Form or call Nuveen toll-free at 800-621-7227.

OTHER SHAREHOLDER PROGRAMS

You may exchange shares of a class of the Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge. Exchanges of shares from any Nuveen money market fund will be made into Class A Shares, Class B Shares, Class C Shares or Class R Shares (if eligible) of the Fund at the public offering price. If, however, a sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a sales charge was paid), the exchange of shares from a Nuveen money market fund will be made into shares of the Fund at net asset value. Class A Shares, Class C Shares or Class R Shares may be exchanged for shares of any Nuveen money market fund, but Class B Shares may not be exchanged for shares of a Nuveen money market fund.

If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment require-ment of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be accept-able to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free at 800-621-7227 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time upon prior written notice to shareholders of the Fund.

The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privi-lege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appro-priate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

You can use Fund Direct to link your Fund account to your account at a bank or other financial institution. Fund Direct enables you to transfer money elec-tronically between these accounts and perform a variety of account transac-


--------------------------------------------------------------------------------
tions. These include purchasing shares by telephone, investing through an Automatic Deposit Plan, and sending dividends, distribu-tions, redemption payments or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details, or call SSI at 800-621-7227 for more information.

Fund Direct privileges may be requested via an Application you obtain by calling 800-621-7227. Fund Direct privileges will apply to each shareholder listed in the registration on your account as well as to your Authorized Dealer representative of record unless and until SSI receives written instructions terminating or changing those priv-ileges. After you establish Fund Direct for your account, any change of bank account information must be made by signature-guaranteed instructions to SSI signed by all shareholders who own the account.

Purchases may be made by telephone only after your account has been estab-lished. To purchase shares in amounts up to $250,000 through a telephone repre-sentative, call SSI at 800-621-7227. The purchase payment will be debited from your bank account.

FOR MORE INFORMATION ABOUT THESE PURCHASE OPTIONS AND TO OBTAIN THE APPLICATION FORMS REQUIRED FOR SOME OF THEM, CALL NUVEEN TOLL-FREE AT 800-621-7227.

ADDITIONAL INFORMATION

If you choose to invest in the Fund, an account will be opened and maintained for you by SSI, the Fund's shareholder services agent. Share certificates will be issued to you only upon written request to SSI, and no certificates will be issued for fractional shares. The Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements. A change in registration or transfer of shares held in the name of your financial adviser's firm can only be made by an order in good form from the financial adviser acting on your behalf.

Authorized Dealers are encouraged to open single master accounts. However, some Authorized Dealers may wish to use SSI's sub-accounting system to minimize their internal recordkeeping requirements. An Authorized Dealer or other investor requesting shareholder servicing or accounting other than the master account or sub-accounting service offered by SSI will be required to enter into a separate agreement with another agent for these services for a fee that will depend upon the level of services to be provided.

Subject to the rules and regulations of the Securities and Exchange Commission, the Fund reserves the right to suspend the continuous offering of its shares at any time, but no suspension shall affect your right of redemption as described below.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN

The Fund has adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B and Class C Shares will be subject to an annual distribution fee and Class A, Class B and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.

The distribution fee applicable to Class B and Class C Shares under the Plan will be payable to reimburse Nuveen for services and expenses incurred in connection with the distribution of such Shares. The distribution fee primarily reimburses Nuveen for providing compensation to Authorized Dealers, including Nuveen, either at the time of sale or on an ongoing basis. The other expenses for which
Nuveen may be reimbursed include, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales litera-ture and reports to shareholders used in connection with the sale of such Shares, certain other expenses associated with the distribution of such Shares, and any other distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A, Class B and Class C Shares under the Plan will be paid to Nuveen to compensate Authorized Dealers, including Nuveen, in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to share-holders.

The Fund may spend up to .25 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. The Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .25 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. The Fund may spend up to .75 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to
 .25 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

--------------------------------------------------------------------------------
HOW TO REDEEM FUND SHARES

You may redeem your Fund shares at any time for cash at the net asset value next computed after the redemption instructions and any required documents and certificates are received in proper form, as described below. There is no charge for the redemption of Class R Shares.

CLASS A SHARES

Class A Shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A purchases of $1 million or more at net asset value, where the dealer of record has not waived the sales commission, a CDSC of 1% is imposed on any redemptions within 18 months of purchase.

CLASS B SHARES

Class B Shares redeemed within 6 years of purchase may be subject to a CDSC. The level of the CDSC is determined by how long you have owned your shares, as described under "How to Buy Fund Shares--Class B Shares," above.



--------------------------------------------------------------------------------

CLASS C SHARES

Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemptions of Class C Shares within 12 months of purchase.

OPERATION OF THE CDSC

In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then in the order in which the Class B Shares were purchased or in the reverse order in which the Class A or Class C Shares were purchased, except if another order of redemption would result in a lower charge or you specify another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addi-tion, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund or money market fund. Your holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is calculated based on the lower of the redeemed shares' cost or net asset value at the time of the redemption and is deducted from the redemption proceeds. Nuveen receives the amount of any CDSC you pay. The CDSC may be waived under certain special circumstances, as described in the State-ment of Additional Information.

You may redeem shares by sending a written request for redemption directly to the Fund, c/o Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, accompanied by duly endorsed certificates, if issued. Requests for redemption and share certificates, if issued, must be signed by each shareholder and, if the redemption proceeds exceed $50,000 or are payable other than to the share-holder of record at the address of record (which address may not have changed in the preceding 60 days), the signature must be guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be accept-able to the Fund. You will receive payment based on the net asset value per share next determined after receipt by the Fund of a properly executed redemp-tion request in proper form. A check for the redemption proceeds will be mailed to you within seven days after receipt of your redemption request. For accounts registered in the name of a broker-dealer, payment will be forwarded within three business days. However, if any shares to be redeemed were purchased by check within 15 days prior to the date the redemption request is received, the Fund will not mail the redemption proceeds until the check received for the purchase of shares has cleared, which may take up to 15 days.

If you have authorized telephone redemption and your account address has not changed within the last 60 days, you can redeem shares that are held in non-certificate form and that are worth $50,000 or less by calling Nuveen at 800-621-7227. While you or anyone authorized by you may make telephone redemption requests, redemption checks will be issued only in the name of the shareholder of record and will be mailed to the address of record. If your telephone request is received prior to 4:00 p.m. eastern time, the redemption check will normally be mailed the next business day. For requests received after 4:00 p.m. eastern time, the redemption will be effected at 4:00 p.m. eastern time the following business day and the check will normally be mailed on the second business day after the request.

If you have authorized electronic fund redemption or established Fund Direct privileges, you can take advantage of the following expedited redemption proce-dures to redeem shares held in non-certificate form that are worth at least $1,000. You may make electronic fund redemption requests through a phone repre-sentative or Fund Direct redemption requests by calling Nuveen at 800-621-7227. If a redemption request is received by 4:00 p.m. eastern time, the redemption will be made as of 4:00 p.m. that day. If the redemption request is received after 4:00 p.m.
eastern time, the redemption will be made as of 4:00 p.m. the following busi-ness day. Proceeds of electronic fund redemptions will normally be wired on the second business day following the redemption, but may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day redemption proceeds would ordinarily be wired. The Fund reserves the right to charge a fee for electronic fund redemption. Proceeds of redemptions through Fund Direct will normally be wired to your Fund Direct bank account on the second or third business day after the redemption.

Before you may redeem shares electronically by phone or through Fund Direct, you need to complete the telephone redemption authorization section of the enclosed Application Form or the Fund Direct Application Form and return it to Nuveen or SSI. If you did not authorize telephone redemption when you opened your account, you may obtain a telephone redemption authorization form by writing the Fund or by calling Nuveen toll-free at 800-621-7227. Proceeds from electronic share redemptions will be transferred by Federal Reserve wire only to the commercial bank account specified by the shareholder on the Application Form. You need to send a written request to Nuveen or SSI in order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds. These requests must be signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. Further documentation may be required from corporations, executors, trustees or personal representa-tives.

For the convenience of shareholders, the Fund has authorized Nuveen as its agent to accept orders from financial advisers by wire or telephone for the redemption of Fund shares. The redemption price is the first net asset value of the appropriate share class determined following receipt of an order placed by the financial adviser. The Fund makes payment for the redeemed shares to the securities representatives who placed the order promptly upon presentation of required documents with signatures guaranteed as described above. Neither the Fund nor Nuveen charges any redemption fees other than any CDSC as described above. However, your financial adviser may charge you for serving as agent in the redemption of shares.

The Fund reserves the right to refuse telephone redemptions and, at its option, may limit the timing, amount or frequency of these redemptions. Telephone redemption procedures may be modified or terminated at any time, on 30 days' notice, by the Fund. The Fund, SSI and Nuveen will not be liable for following telephone instructions reasonably believed to be genuine. The Fund employs


--------------------------------------------------------------------------------
procedures reasonably designed to confirm that telephone instructions are genuine. These procedures include recording all telephone instructions and requiring up to three forms of identification prior to acting upon a caller's instructions. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent telephone instructions.

If you own Fund shares currently worth at least $10,000, you may establish an Automatic Withdrawal Plan by completing an application form for the Plan. You may obtain an application form by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free at 800-621-7227.

The Plan permits you to request periodic withdrawals on a monthly, quarterly, semi-annual or annual basis in an amount of $50 or more. Depending upon the size of the withdrawals requested under the Plan and fluctuations in the net asset value of Fund shares, these withdrawals may reduce or even exhaust your account.

The purchase of Class A Shares, other than through reinvestment, while you are participating in the Automatic Withdrawal Plan with respect to Class A Shares will usually be disadvantageous because you will be paying a sales charge on any Class A Shares you purchase at the same time you are redeeming shares. Similarly, use of the Automatic Withdrawal Plan for Class B Shares held for less than six years or Class C Shares held for less than 12 months may be disadvantageous because the newly-purchased Class B or Class C Shares will be subject to the CDSC.

The Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that trading of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the Securities and Exchange Commission by order may permit for protection of Fund shareholders.

The Fund may, from time to time, establish a minimum total investment for Fund shareholders, and the Fund reserves the right to redeem your shares if your investment is less than the minimum after giving you at least 30 days' notice. If any minimum total investment is established, and if your account is below the minimum, you will be allowed 30 days following the notice in which to purchase sufficient shares to meet the minimum. So long as the Fund continues to offer shares at net asset value to holders of Nuveen Unit Trusts who are investing their Nuveen Unit Trust distributions, no minimum total investment will be established for the Fund.

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

The management of the Fund, including general supervision of the duties performed for the Fund by NIAC under the Management Agreement, is the responsi-bility of the Board of Trustees of the Trust.

Overall management of the Fund is the responsibility of NIAC, which is located at 333 West Wacker Drive, Chicago, Illinois 60606. NIAC oversees the management of the Fund's investment portfolio, manages the Fund's business affairs and provides certain day-to-day administrative services to the Fund. NIAC has entered into an agreement with ICAP under which ICAP manages the Fund's invest-ment portfolio.

NIAC is a wholly-owned subsidiary of Nuveen, which has sponsored or under-written more than $60 billion of investment company securities. Nuveen, the principal underwriter of the Fund's shares, is sponsor of the Nuveen
Tax-Free Unit Trust, a registered unit investment trust. It is also the prin-cipal underwriter for the Nuveen Mutual Funds, and served as co-managing under-writer for the shares of the Nuveen Exchange-Traded Funds. Over 1,000,000 indi-viduals have invested to date in Nuveen investment products. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approxi-mately 80% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota, and is principally engaged in providing prop-erty-liability insurance through subsidiaries.

For the fund management services and facilities furnished by NIAC, the Fund has agreed to pay an annual management fee as follows:

--------------------------------------------------------------------------------

AVERAGE DAILY NET ASSET VALUE                              FUND MANAGEMENT FEE
------------------------------------------------------------------------------
For the first $125 million                                         .7500 of 1%
For the next $125 million                                          .7375 of 1%
For the next $250 million                                          .7250 of 1%
For the next $500 million                                          .7125 of 1%
For the next $1 billion                                            .7000 of 1%
For assets over $2 billion                                         .6750 of 1%
------------------------------------------------------------------------------

All fees and expenses are accrued daily and deducted before payment of divi-dends to investors. In addition to the Fund management fee paid to NIAC and the distribution and service fees paid to Nuveen, the Fund is responsible for its own expenses that are not covered under such agreements, including, without limitation: custodial, transfer agent, accounting and legal fees; interest charges; brokerage commissions; organizational expenses; and extraordinary expenses. The Fund also pays a portion of the Nuveen Investment Trust's general administrative expenses allocated in proportion to the net assets of each Fund. In order to prevent total operating expenses (excluding any distribution or service fees, and extraordinary expenses) from exceeding .85% of the average daily net asset value of any class of shares of the Fund for the fiscal year ended July 31, 1997, NIAC has agreed to waive all or a portion of its manage-ment fee or reimburse certain expenses of the Fund.

ICAP was founded in 1970 and is located at 225 West Wacker Drive, Suite 2400, Chicago, IL 60606. Under the Sub-Advisory Agreement, NIAC pays ICAP a portfolio management fee on the Fund's average daily net asset value at the annual rates as set forth below, which are determined by reference to the average daily market value of the equity and fixed-income assets, respectively, of all Nuveen-sponsored investment products for which ICAP is designated as portfolio manager, based on the proportions set forth in the Sub-Advisory Agreement. For these purposes, the equity management fee is paid on a specified proportion of the Fund's average daily net assets equal to the


--------------------------------------------------------------------------------

Fund's target investment mix with respect to Equity Securities and the fixed income management fee is paid on a specified proportion of the Fund's average daily net assets equal to the Fund's target investment mix with respect to the fixed income securities and cash equivalents.

--------------------------------------------------------------------------------

                                                                           FIXED-INCOME
ASSETS OF NUVEEN-SPONSORED                                                    PORTFOLIO
INVESTMENT PRODUCTS                   EQUITY PORTFOLIO                       MANAGEMENT
MANAGED BY ICAP                         MANAGEMENT FEE                              FEE
---------------------------------------------------------------------------------------
For the first $500 million                   .35 of 1%                        .20 of 1%
For the next $500 million                    .30 of 1%                        .15 of 1%
For assets over $1 billion                   .25 of 1%                        .12 of 1%
---------------------------------------------------------------------------------------

The investment decisions for the Fund are made through a team approach, with all of the ICAP investment professionals contributing to the process. ICAP currently maintains a staff of 12 investment professionals. Each of the offi-cers and other investment professionals of ICAP has developed an expertise in at least one functional investment area, including equity research, strategy, fixed income analysis, quantitative research, technical research, and trading. A key element in the decision making process is a formal investment committee meeting generally held each business day and attended by all the investment professionals. These meetings also provide for the review of ICAP's investment positions. Pertinent information from outside sources is shared and incorpo-rated into the investment outlook. The investment strategy, asset sectors, and individual security holdings are reviewed to verify their continued appropri-ateness. Investment recommendations are presented to the committee for deci-sions.

ICAP provides continuous advice and recommendations concerning the Fund's investments, and is responsible for selecting the broker-dealers who execute the portfolio's transactions. In executing such transactions, ICAP seeks to obtain the best net results for the Funds. ICAP also serves as investment adviser to the ICAP Funds, Inc. and to pension and profit-sharing plans, and other institutional and private investors. As of May 1, 1996, ICAP had approxi-mately $5 billion under management. Mr. Robert H. Lyon, President of ICAP, owns shares representing 51% of the voting rights of ICAP. In addition, The John Nuveen Company owns preferred shares of ICAP, which are convertible after several years into a 20% common stock interest of ICAP.


--------------------------------------------------------------------------------
HOW THE FUND SHOWS PERFORMANCE

The Fund may quote its yield or total return in reports to shareholders, sales literature and advertisements. The Fund may also from time to time compare its investment results to various passive indices or other mutual funds with similar investment objectives. Comparative performance information may include data from Lipper Analytical Services, Inc., Morningstar, Inc. and other industry publications. See the Statement of Additional Information for a more detailed discussion.

All total return figures assume the reinvestment of all dividends and measure the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in the Fund over a specified period of time. Average annual total return figures are annualized and therefore represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value change over a stated period of time. Average annual total return and cumulative total return are based upon the historical results of the Fund and are not necessarily representative of the future performance of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTIONS AND TAXES

The Fund intends to operate as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and therefore will not be liable for federal income taxes to the extent earnings are distributed on a timely basis.

For federal income tax purposes, unless you are exempt from taxation or enti-tled to a tax deferral, ALL DIVIDENDS PAID BY THE FUND THAT ARE DERIVED FROM NET INVESTMENT INCOME AND NET SHORT-TERM CAPITAL GAINS ARE TAXABLE AS ORDINARY INCOME, AND DISTRIBUTIONS PAID BY THE FUND FROM NET LONG-TERM CAPITAL GAINS ARE TAXABLE AS LONG-TERM CAPITAL GAIN, WHETHER RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES. The capital gain holding period for this purpose is deter-mined by the length of time the Fund has held the security and not the length of time you have held shares in the Fund. Long-term capital gain distributions received by individual shareholders are taxed at a maximum rate of 28%. Investors are informed annually as to the amount and nature of all dividends and capital gains paid during the prior year. Such capital gains and dividends may also be subject to state or local taxes. If you are not required to pay taxes on your income, you are generally not required to pay federal income taxes on the amounts distributed to you.

Income dividends are usually distributed quarterly, and capital gains, if any, are usually distributed annually in December. When a dividend or capital gain is distributed, the Fund's net asset value decreases by the amount of the payment. ANY SUCH DISTRIBUTION WILL BE SUBJECT TO FEDERAL INCOME TAX, EVEN IF THE DISTRIBUTION OCCURS SHORTLY AFTER A PURCHASE OF FUND SHARES. All dividends or capital gains distributions will automatically be reinvested in additional shares of the same class of the Fund at the then prevailing net asset value unless an investor specifically requests that either dividends or capital gains, or both, be paid in cash. The election to receive dividends or reinvest them may be changed by writing to: Nuveen Funds, c/o Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330. Such notice needs to be received at least 5 days prior to the record date of any dividend or capital gain distribu-tion.

Under certain circumstances, a corporate shareholder may be entitled to the dividends received deduction with respect to such shareholder's taxable divi-dends which are attributable to dividends received by the Fund on its Equity Securities.

If you do not furnish the Fund with your correct social security number or employer identification number, the Fund is required by federal law to withhold federal income


--------------------------------------------------------------------------------
tax from your distributions and redemption proceeds at a rate of 31%.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you. A more detailed summary appears in the Statement of Additional Information. There may be other federal, state, or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.

--------------------------------------------------------------------------------
NET ASSET VALUE

The Fund's net asset value per share is determined as of the close of trading (normally 4:00 p.m. eastern time) on each day the New York Stock Exchange is open for business. The Fund's net asset value may not be calculated on days during which the Fund receives no orders to purchase shares and no shares are tendered for redemption. Net asset value is calculated by taking the fair value of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a national securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a national securities exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to deter-mine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amor-tized cost method when the Board of Trustees determines that the fair market value of such securities is their amortized cost. Under this method of valua-tion, a security is initially valued at its acquisition cost, and thereafter amortization of any discount or premium is assumed each day, regardless of the impact of fluctuating interest rates on the market value of the security. Regardless of the method employed to value a particular security, all valua-tions are subject to review by the Fund's Board of Trustees or its delegate who may determine the appropriate value of a security whenever the value as calcu-lated is significantly different from the previous day's calculated value.

--------------------------------------------------------------------------------
GENERAL INFORMATION

The Custodian of the assets of the Fund is The Chase Manhattan Bank ("Chase"), 4 New York Plaza, New York, New York 10004-2413. Chase also provides certain accounting services to the Fund. The Fund's transfer, shareholder services and dividend paying agent, Shareholder Services, Inc., P.O. Box 5330, Denver, CO 80217-5330, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

The Fund is a series of the Nuveen Investment Trust ("Trust"). The Trust is an open-end diversified management investment company under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on May 6, 1996. The Board of Trustees is authorized to issue an unlimited number of shares in one or more series or "Funds," which may be divided into classes of shares. Currently, there are three series authorized and outstanding, each of which is divided into four classes of shares designated as Class A Shares, Class B Shares, Class C Shares and Class R Shares. Each class of shares repre-sents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribu-tion and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other subscription rights, except that Class B Shares automati-cally convert into Class A Shares of the same Fund, as described above. The Board of Trustees has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

The Trust is not required and does not intend to hold annual meetings of share-holders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, share-holders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any share-holder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. The Trust believes the likeli-hood of the occurrence of these circumstances is remote.


--------------------------------------------------------------------------------

                         Nuveen Family of Mutual Funds

           Nuveen's family of funds offers a range of funds designed to help you reach your financial goals. The funds below are grouped by investment objective.

           GROWTH AND INCOME FUNDS

           Growth and Income Stock Fund
           Balanced Stock and Bond Fund
           Balanced Municipal and Stock Fund

           MUNICIPAL BOND FUNDS

           National Funds/1/

           State Funds

           Alabama                     Michigan
           Arizona                     Missouri
           California/2/               New Jersey/3/
           Colorado                    New Mexico
           Connecticut                 New York/2/
           Florida/3/                  North Carolina
           Georgia                     Ohio
           Kansas                      Pennsylvania
           Kentucky/4/                 South Carolina
           Louisiana                   Tennessee
           Maryland                    Virginia
           Massachusetts/2/            Wisconsin

           Notes
           1. Long-term, insured long-term, intermediate-term and limited-term portfolios.
           2. Long-term and insured long-term portfolios.
           3. Long-term and intermediate-term portfolios.
           4. Long-term and limited-term portfolios.


LOGO
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227                                                 EBAL-PR-BSBF 6/97